UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	08-31-2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)    Provided under separate cover.

Annual Report

August 31, 2023

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2023. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Municipal Bonds Edged Higher Amid Ongoing Challenges

Elevated inflation, aggressive Federal Reserve (Fed) tightening, rising interest rates and economic uncertainty weighed on fixed-income markets to varying degrees during the 12-month period. Municipal bond (muni) investors also grappled with asset class outflows and the impact of slowing revenues on city and state coffers. Nevertheless, munis overcame the persistent challenges and delivered modest gains for the period.

After enduring steady gains in inflation and a fast-paced series of Fed rate hikes, the fixed-income market backdrop began improving in late 2022. That sentiment persevered alongside growing expectations for the Fed to change course. The magnitude of Fed tightening led to heightened recession risk, which prompted speculation about potential rate cuts. The collapse of three U.S. regional banks in March and April further fueled recession fears and rate-cut anticipation. Meanwhile, healthy municipal bond market credit trends and resilient state revenues helped support munis and slow outflows.

Markets grew more cautious in the final months of the reporting period. After pausing in June, the Fed resumed its rate-hike campaign in July and warned persistent above-target inflation may require more tightening. Rate-cut hopes evaporated, as investors conceded rates likely would remain higher for longer. Additionally, most states faced slowing revenue growth, largely due to lower tax receipts and waning support from pandemic-era government spending programs.

Overall, munis advanced for the period and outperformed U.S. Treasuries, which declined. Investment-grade municipal bonds outpaced their high-yield counterparts, while California munis fared better than national municipal bonds.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Performance

Total Returns as of August 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCHYX	0.25%	1.09%	3.65%	—	12/30/86
S&P Municipal Bond California 50% Investment Grade/50% High Yield Index	—	0.69%	1.12%	4.18%	—	—
I Class	BCHIX	0.44%	1.29%	3.85%	—	3/1/10
Y Class	ACYHX	0.58%	1.32%	—	2.06%	4/10/17
A Class	CAYAX					1/31/03
No sales charge		0.00%	0.83%	3.39%	—
With sales charge		-4.50%	-0.09%	2.92%	—
C Class	CAYCX	-0.75%	0.08%	2.62%	—	1/31/03
Average annual returns since inception are presented when ten years of performance history is not available.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.
3

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 2013
Performance for other share classes will vary due to differences in fee structure.

Value on August 31, 2023
Investor Class — $14,315

S&P Municipal Bond California 50% Investment Grade/50% High Yield Index — $15,063

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.49%	0.29%	0.26%	0.74%	1.49%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.
4

Portfolio Commentary

Portfolio Managers: Joseph Gotelli and Alan Kruss

Performance Summary

California High-Yield Municipal returned 0.25%* for the 12 months ended August 31, 2023. By comparison, the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index returned 0.69%. Fund returns reflect operating expenses, while index returns do not.

After ending 2022 on a disappointing note, broad municipal bond (muni) market sentiment improved early in 2023. Growing expectations for the Federal Reserve (Fed) to end its rate-hike campaign amid moderating inflation and slowing economic growth helped restore investor demand for bonds. At the same time, the yield backdrop became more attractive for investors seeking tax-exempt income.

Also, despite declining state tax revenues, strong reserve fund balances and conservative budgeting practices suggested most states were prepared for a slowing economy. Additionally, municipal credit fundamentals remained resilient, and outflows from the muni asset class generally stabilized compared with 2022.

Investment-grade munis broadly outperformed the U.S. Treasury index, which declined for the 12-month period, and high-yield munis. California munis generally outperformed national munis, according to Standard & Poor’s muni indices.

Duration Detracted

Given our outlook for slower economic growth, we positioned the fund with a slightly longer duration than the index. This positioning, which included Treasury futures, modestly detracted from relative results, as interest rates continued to rise amid aggressive Fed tightening and above-target inflation.

Sector Allocation, Security Selection Contributed

Our sector allocation decisions were top contributors to relative performance. An underweight position versus the index in the multifamily housing sector and overweight positions in the special tax and toll facilities sectors drove results. These weightings more than offset negative effects from an underweight in local general obligation (GO) bonds and an overweight in charter schools.

Security selection also contributed to relative results, largely due to our choices among local GO, multifamily housing, tobacco and water and sewer bonds. Positive results from these securities overwhelmed negative effects from our selections in the special tax and retirement community sectors.

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

5

Fund Characteristics

AUGUST 31, 2023
Types of Investments in Portfolio	% of net assets
Municipal Securities	98.6%
Other Assets and Liabilities	1.4%

Top Five Sectors	% of fund investments
Special Tax	34%
Hospital	11%
Charter School	7%
Multi-family Housing	6%
Water & Sewer	6%

6

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2023 to August 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
7

	Beginning Account Value 3/1/23	Ending Account Value 8/31/23	Expenses Paid During Period(1) 3/1/23 - 8/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,007.00	$2.53	0.50%
I Class	$1,000	$1,008.00	$1.52	0.30%
Y Class	$1,000	$1,009.20	$1.37	0.27%
A Class	$1,000	$1,005.70	$3.79	0.75%
C Class	$1,000	$1,001.90	$7.57	1.50%
Hypothetical
Investor Class	$1,000	$1,022.69	$2.55	0.50%
I Class	$1,000	$1,023.69	$1.53	0.30%
Y Class	$1,000	$1,023.84	$1.38	0.27%
A Class	$1,000	$1,021.43	$3.82	0.75%
C Class	$1,000	$1,017.64	$7.63	1.50%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
8

Schedule of Investments

AUGUST 31, 2023

	Principal Amount	Value
MUNICIPAL SECURITIES — 98.6%
California — 97.5%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	$2,400,000	$2,403,032
Alameda Community Facilities District Special Tax, (District No. 13-1), 5.00%, 9/1/42	1,250,000	1,261,726
Alameda Community Facilities District Special Tax, (District No. 22-1), 5.00%, 9/1/48	750,000	691,263
Alameda Community Facilities District Special Tax, (District No. 22-1), 5.00%, 9/1/53	1,175,000	1,071,210
Alameda Corridor Transportation Authority Rev., Capital Appreciation, VRN, 0.00%, 10/1/52 (AGM)	12,000,000	6,198,394
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,700,000	2,744,422
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	4,647,406
Bay Area Toll Authority Rev., 4.00%, 4/1/31	3,200,000	3,296,820
Bay Area Toll Authority Rev., 4.00%, 4/1/38	2,080,000	2,088,999
Bay Area Toll Authority Rev., 4.125%, 4/1/54	3,750,000	3,714,243
Bay Area Toll Authority Rev., VRN, 4.51%, (MUNIPSA plus 0.45%), 4/1/56	1,750,000	1,727,336
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/40	1,250,000	1,114,944
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,616,577
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/45	1,510,000	1,296,293
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,537,219
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	2,856,251
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/50	1,500,000	1,245,839
California Community Choice Financing Authority Rev., VRN, 4.51%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	17,545,000	16,294,119
California Community Choice Financing Authority Rev., VRN, 5.00%, 7/1/53 (GA: Morgan Stanley)	2,600,000	2,703,500
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	3,000,000	3,090,963
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,239,264
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,529,194
California Community Housing Agency Rev., (Fountains at Emerald Park), 4.00%, 8/1/46(1)	3,090,000	2,474,231
California Community Housing Agency Rev., (Verdant at Green Valley Apartments), 5.00%, 8/1/49(1)	9,000,000	8,256,401
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	750,000	680,371
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	350,000	353,723
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	22,520,000	4,401,280
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(2)	5,020,000	825,320
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(1)	500,000	480,709
9

	Principal Amount	Value
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(1)	$500,000	$455,344
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(1)	350,000	313,237
California Health Facilities Financing Authority Rev., 4.00%, 4/1/49	9,710,000	8,559,799
California Housing Finance Rev., 4.25%, 1/15/35	3,122,658	3,046,792
California Housing Finance Rev., 3.50%, 11/20/35	11,728,608	10,791,009
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/40	5,165,000	5,210,781
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/45	10,000,000	9,814,382
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	4,000,000	3,622,842
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/46	1,500,000	1,332,707
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/51	1,600,000	1,380,036
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	2,335,000	2,494,438
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,751,296
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(1)	8,325,000	7,887,298
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,202,177
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	12,205,000	12,095,637
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/41 (BAM)	1,000,000	939,597
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(1)	2,145,000	1,902,547
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(1)	1,875,000	1,633,469
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/40	2,750,000	2,148,092
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/50	6,785,000	4,853,999
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(1)	1,590,000	1,474,003
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/51	2,000,000	1,749,874
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/39	1,200,000	1,132,436
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	4,223,443
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(1)	390,000	375,860
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(1)	1,400,000	1,189,836
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	3,100,000	2,511,958
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,545,499
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	3,606,164
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,618,231
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,527,346
10

	Principal Amount	Value
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	$1,750,000	$1,757,127
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	2,988,528
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,163,106
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(1)	1,670,000	1,698,743
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(1)	3,535,000	3,402,051
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(1)	4,450,000	3,975,202
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	6,250,000	5,487,956
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(1)	1,515,000	1,407,302
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	2,075,000	1,814,950
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(1)	5,100,000	4,594,587
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(1)	800,000	796,730
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(1)	2,265,000	2,170,366
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(1)	1,805,000	1,711,409
California Municipal Finance Authority Rev., (Samuel Merritt University), 5.25%, 6/1/53	4,000,000	4,224,328
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(1)	905,000	893,493
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(1)	1,400,000	1,390,109
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 7/1/24, Prerefunded at 100% of Par(3)	950,000	966,050
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 7/1/24, Prerefunded at 100% of Par(3)	1,750,000	1,779,565
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48(1)	8,450,000	7,257,297
California Municipal Finance Authority Special Tax, 4.00%, 9/1/43	1,000,000	890,171
California Municipal Finance Authority Special Tax, 4.00%, 9/1/50	1,500,000	1,268,977
California Municipal Finance Authority Special Tax, 5.00%, 9/1/57	5,000,000	4,764,481
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-13), 5.00%, 9/1/47	2,000,000	1,948,937
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-6), 6.00%, 9/1/52	1,700,000	1,727,399
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/46	2,290,000	1,908,494
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/51	3,145,000	2,551,913
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(1)	2,500,000	2,507,931
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(1)	4,000,000	3,184,343
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/46	1,000,000	1,075,523
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 3.125%, 5/15/29(1)	2,580,000	2,443,231
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(1)	1,160,000	1,123,967
11

	Principal Amount	Value
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	$1,545,000	$1,382,916
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/51(1)	1,150,000	1,004,265
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(1)	1,260,000	1,082,605
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31(1)	4,000,000	4,095,333
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(1)	5,000,000	4,950,134
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(3)	110,000	113,638
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(1)	1,000,000	1,000,895
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(1)	1,300,000	1,043,002
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/61(1)	4,000,000	3,767,082
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(1)	930,000	829,729
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(1)	1,800,000	1,744,212
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(1)	1,085,000	909,928
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(1)	3,130,000	2,824,683
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(1)	1,730,000	1,276,260
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(1)	2,220,000	1,549,404
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(1)	1,430,000	1,401,597
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(1)	1,500,000	1,487,341
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)	1,500,000	1,463,490
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	1,110,000	1,112,321
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(1)	430,000	413,356
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(1)	2,100,000	1,859,720
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(1)	2,000,000	1,724,770
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(1)	1,130,000	1,134,577
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(1)	500,000	508,290
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(1)	3,500,000	3,371,037
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(1)	3,630,000	3,446,620
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.75%, 8/1/52(1)	1,650,000	1,692,939
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(1)	1,050,000	1,046,961
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(1)	2,425,000	2,342,208
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 4.125%, 7/1/24(1)	127,000	126,870
12

	Principal Amount	Value
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34(1)	$500,000	$504,641
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(1)	1,180,000	1,205,254
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44(1)	700,000	702,141
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(1)	1,650,000	1,653,710
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(1)	2,000,000	2,004,184
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(1)	500,000	501,482
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(1)	550,000	535,819
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(1)	1,000,000	938,056
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.375%, 6/1/52(1)	1,225,000	1,240,961
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.50%, 6/1/62(1)	2,125,000	2,151,047
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.625%, 6/1/43(1)	560,000	552,074
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.875%, 6/1/53(1)	700,000	688,335
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/43(1)	550,000	550,801
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/47(1)	505,000	497,054
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(1)	5,250,000	4,596,621
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(1)	2,740,000	2,386,903
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(1)	3,915,000	3,315,907
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(1)	300,000	300,373
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(1)	870,000	873,814
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(1)	1,000,000	990,637
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(1)	360,000	351,491
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(1)	2,100,000	1,923,769
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(1)	2,265,000	2,017,426
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(1)	1,000,000	954,000
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(1)	1,870,000	1,656,316
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(1)	3,600,000	3,176,115
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/40(1)	545,000	537,184
California School Finance Authority Rev., (Value Schools), 5.25%, 7/1/48(1)	700,000	685,697
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,443,991
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,645,747
13

	Principal Amount	Value
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	$1,000,000	$964,110
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	7,099,778
California State University Rev., 5.25%, 11/1/53	1,000,000	1,106,920
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(1)	5,500,000	4,440,041
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	1,827,739
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(1)	2,630,000	2,507,221
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(1)	3,090,000	3,146,610
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	6,000,000	5,516,793
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/52 (AGM)	500,000	535,425
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	1,405,000	1,325,418
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	2,443,705
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,394,955
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(1)	3,500,000	3,227,285
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(1)	1,450,000	1,314,859
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(1)	2,000,000	2,028,698
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(1)	3,155,000	3,199,935
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	1,000,000	1,000,600
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	1,700,000	1,668,312
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	9,900,000	9,526,762
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,597,481
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(1)	14,750,000	14,760,565
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/43	7,500,000	7,576,249
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	5,935,914
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/39	1,300,000	1,329,692
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 4.00%, 9/2/44	900,000	792,070
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 3.00%, 9/2/23	355,000	355,000
14

	Principal Amount	Value
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 3.00%, 9/2/24	$365,000	$356,709
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 5.00%, 9/2/35	1,920,000	1,953,203
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 5.00%, 9/2/45	3,810,000	3,823,893
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2007-01), 5.00%, 9/1/37	1,615,000	1,634,269
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2015-01), 5.00%, 9/1/47	1,650,000	1,661,412
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,022,304
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,106,092
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.50%, 9/1/52	4,250,000	4,196,834
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2017-01), 5.00%, 9/1/48	7,330,000	7,387,905
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/50	1,200,000	987,594
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-03), 5.00%, 9/1/39	1,485,000	1,513,856
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-03), 5.00%, 9/1/48	1,750,000	1,759,203
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.50%, 9/1/42	1,000,000	1,022,765
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.625%, 9/1/52	3,000,000	3,052,338
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/45	865,000	747,740
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/50	820,000	678,982
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	812,004
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 5.00%, 9/1/43	3,160,000	3,191,158
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 4.00%, 9/1/45	1,325,000	1,120,337
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 5.00%, 9/1/48	2,500,000	2,510,951
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 4.00%, 9/1/50	2,500,000	2,045,017
Chino Community Facilities District Special Tax, (Community Facilities District No. 2003-3), 5.375%, 9/1/47	1,615,000	1,638,876
Chino Community Facilities District Special Tax, (Community Facilities District No. 2003-3), 5.375%, 9/1/52	2,000,000	2,018,063
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	535,000	542,408
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	895,000	901,676
15

	Principal Amount	Value
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/35	$300,000	$289,018
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/41	1,000,000	890,097
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/42	600,000	527,655
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/50	1,450,000	1,200,639
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/51	2,500,000	2,058,430
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/52(1)	1,500,000	1,378,197
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(1)	2,475,000	2,001,391
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 05-1), 4.00%, 9/1/45	2,000,000	1,712,202
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 16-1), 5.00%, 9/1/43	2,430,000	2,456,109
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 16-1), 5.00%, 9/1/48	1,500,000	1,507,888
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	7,135,000	4,868,499
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	5,500,000	3,753,459
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(1)	13,000,000	9,543,912
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(1)	12,000,000	7,157,174
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(1)	6,235,000	4,507,902
CSCDA Community Improvement Authority Rev., (Orange Portfolio), 4.00%, 3/1/57(1)	3,235,000	2,266,679
CSCDA Community Improvement Authority Rev., (Parallel-Anaheim), 4.00%, 8/1/56(1)	4,910,000	3,623,888
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(1)	1,490,000	1,103,972
CSCDA Community Improvement Authority Rev., (Renaissance at City Center), 5.00%, 7/1/51(1)	8,250,000	7,517,219
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(1)	1,925,000	1,551,927
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 2/1/57(1)	4,000,000	2,803,462
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 3.125%, 6/1/57(1)	5,385,000	3,379,722
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	2,500,000	1,606,070
Dixon Special Tax, (Dixon Community Facilities District No. 2013-1 Homestead), 5.00%, 9/1/45	4,780,000	4,797,399
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/45	1,000,000	845,538
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/48	1,400,000	1,305,553
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/53	1,600,000	1,476,428
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.50%, 9/1/47	2,630,000	2,675,259
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.50%, 9/1/51	3,040,000	3,079,647
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,176,385
16

	Principal Amount	Value
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	$2,840,000	$2,856,573
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (Dublin Community Facilities District No. 2015-1 Improvement Area No. 2), 5.00%, 9/1/44	2,200,000	2,231,477
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/42	600,000	658,946
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/45	1,200,000	1,310,127
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,170,000	1,175,371
El Dorado County Special Tax, (Community Facilities District No. 2014-1), 4.00%, 9/1/43	1,250,000	1,090,944
El Dorado County Special Tax, (Community Facilities District No. 2014-1), 4.00%, 9/1/46	2,350,000	2,015,774
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	471,677
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	725,000	740,061
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	1,300,000	1,312,393
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,506,769
Elk Grove Finance Authority Special Tax, (Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/43	1,040,000	1,032,798
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,017,543
Escondido Special Tax, (Escondido Community Facilities District No. 2020-2), 5.00%, 9/1/52	2,700,000	2,612,685
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/41	1,145,000	1,016,649
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/45	2,000,000	1,705,121
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/35(1)	735,000	768,205
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/50(1)	3,250,000	3,239,674
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.00%, 9/1/42	1,680,000	1,663,756
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.125%, 9/1/47	1,250,000	1,232,639
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.125%, 9/1/52	1,300,000	1,265,066
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,282,332
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,308,197
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/47	4,325,000	4,326,951
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	553,052
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	859,345
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,674,951
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/35	1,285,000	1,337,132
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/39	1,555,000	1,582,346
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 4.00%, 9/1/46	800,000	677,530
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/40	1,245,000	1,113,128
17

	Principal Amount	Value
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/50	$2,285,000	$1,869,146
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,417,664
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/45	750,000	642,964
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/50	900,000	745,224
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	1,475,000	1,384,915
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	4,250,000	3,990,434
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,000,000	2,484,559
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,200,000	2,558,220
Fort Bragg Unified School District GO, 5.50%, 8/1/52	1,450,000	1,554,145
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,018,713
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,007,280
Fresno Unified School District GO, 4.00%, 8/1/52	2,500,000	2,369,911
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/51	2,500,000	2,255,260
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	4,000,000	4,155,683
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(2)	34,750,000	3,455,662
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	5,335,000	4,358,525
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	14,365,000	5,173,163
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,114,046
Hesperia Special Tax, (Community Facilities District No. 2005-1), 5.00%, 9/1/29	1,060,000	1,073,223
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/46 (AGM)(1)	900,000	856,480
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(1)	3,400,000	3,182,078
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 5.00%, 9/15/50	2,000,000	2,049,383
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,012,472
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,518,709
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,116,497
Irvine Special Assessment, (Irvine Reassessment District No. 15-2), 5.00%, 9/2/42	1,500,000	1,510,440
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3 Improvement Area No. 1), 5.25%, 9/1/53 (BAM)	2,000,000	2,204,130
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	2,500,000	2,524,162
Irvine Facilities Financing Authority Rev., (Irvine), 4.25%, 5/1/53	5,000,000	4,969,577
Jurupa Unified School District Special Tax, (Community Facilities District No. 11), 4.00%, 9/1/47	1,000,000	846,637
Jurupa Unified School District Special Tax, (Community Facilities District No. 6), 5.00%, 9/1/38	1,000,000	1,020,995
Jurupa Unified School District Special Tax, (Community Facilities District No. 6), 5.00%, 9/1/43	1,255,000	1,267,375
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,502,008
18

	Principal Amount	Value
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	$3,640,000	$3,659,142
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	1,943,557
Lake Elsinore Unified School District Community Facilities District Special Tax, (District No. 2013-1), 4.00%, 9/1/42	600,000	527,655
Lake Elsinore Unified School District Community Facilities District Special Tax, (District No. 2013-1), 4.00%, 9/1/47	900,000	761,973
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,250,000
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	785,731
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,353,912
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,571,839
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	4,782,914
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/46	1,040,000	865,380
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,071,763
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/51	930,000	750,856
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,228,021
Los Angeles Community Facilities District Special Tax, (District No. 11), 4.00%, 9/1/46	1,500,000	1,248,144
Los Angeles County Community Facilities District No. 2021-01 Special Tax, 5.00%, 9/1/52	1,000,000	960,448
Los Angeles County Public Works Financing Authority Rev., (Los Angeles County), 5.00%, 12/1/49	7,000,000	7,442,078
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	5,457,822
Los Angeles Department of Airports Rev., 5.00%, 5/15/48	3,000,000	3,242,553
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/52	5,165,000	5,528,940
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/50	5,000,000	5,317,424
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/52	3,000,000	3,226,637
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/51	7,595,000	8,100,748
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	100,000
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	110,000
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	252,278
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	177,780
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	264,976
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	118,791
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	138,835
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	104,539
19

	Principal Amount	Value
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	$100,000	$104,798
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	105,157
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	262,115
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	356,342
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	255,809
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	409,294
Menifee Union School District, Capital Appreciation, 0.00%, 8/1/44(2)	1,750,000	658,672
Menifee Union School District, Capital Appreciation, 0.00%, 8/1/45(2)	1,200,000	424,349
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/43	1,000,000	1,011,629
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/44	2,245,000	2,256,192
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/48	2,000,000	2,010,518
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.25%, 9/1/52	2,000,000	2,003,169
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/49	4,605,000	4,902,511
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	1,175,000	1,248,940
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	1,030,000	1,090,410
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	2,350,000	2,466,660
Moreno Valley Unified School District Community Facilities District Special Tax, (District No. 2018-1), 4.00%, 9/1/52	3,985,000	3,218,632
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/35	3,855,000	4,094,788
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,074,928
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	4,752,990
Murrieta Community Facilities District Special Tax, (District No. 2005-5 Golden City), 5.00%, 9/1/42	655,000	661,833
Murrieta Community Facilities District Special Tax, (District No. 2005-5 Golden City), 5.00%, 9/1/46	825,000	829,940
North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.50%, 12/1/47	4,425,000	4,909,164
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34 (AGC)(2)	1,325,000	823,117
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36 (AGC)(2)	2,885,000	1,591,851
Norwalk-La Mirada Unified School District GO, 5.00%, 8/1/51	1,750,000	1,867,473
Oak Grove School District GO, 5.00%, 8/1/52	4,000,000	4,287,956
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.25%, 9/1/37	415,000	390,448
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.625%, 9/1/42	650,000	617,280
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.75%, 9/1/47	840,000	789,921
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.75%, 9/1/52	825,000	757,309
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	401,078
20

	Principal Amount	Value
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	$2,065,000	$2,074,179
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,012,244
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	503,458
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,228,361
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,686,221
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,059,814
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	840,625
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	821,744
Orange County Community Facilities District Special Tax, (Community Facilities District No. 2017-1), 5.00%, 8/15/42	2,500,000	2,544,824
Orange County Community Facilities District Special Tax, (Community Facilities District No. 2021-1), 5.00%, 8/15/52	4,200,000	4,157,020
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.25%, 8/15/45	3,905,000	3,947,564
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/46	10,000,000	10,085,973
Oroville Rev., 5.25%, 4/1/49	3,000,000	1,774,013
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	1,413,002
Oxnard School District GO, 4.25%, 8/1/53 (BAM)	3,000,000	2,906,353
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 3.00%, 9/1/31	410,000	372,139
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/41	900,000	793,227
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,067,074
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,290,516
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,048,759
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,069,598
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,175,539
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	8,564,939
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	8,304,468
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	10,077,685
Pasadena Area Community College District GO, 5.00%, 8/1/48	2,500,000	2,703,574
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/51	10,000,000	10,692,258
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,614,511
Perris Union High School District Special Tax, (Community Facilities District No. 92-1), 5.00%, 9/1/41	4,750,000	4,771,029
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	5,333,388
Rancho Cordova Special Tax, (Community Facilities District No. 2021-1), 5.25%, 9/1/52	2,000,000	1,951,256
Rancho Cordova Special Tax, (Sunridge Anatolia Community Facilities Dist No. 2003-1), 4.00%, 9/1/37	3,000,000	2,796,144
Rancho Cordova Special Tax, (Sunridge North Douglas Community Facs Dist No. 2005-1), 5.00%, 9/1/40	1,195,000	1,201,778
21

	Principal Amount	Value
Rancho Cordova Special Tax, (Sunridge North Douglas Community Facs Dist No. 2005-1), 4.00%, 9/1/45	$1,025,000	$877,504
Rancho Cordova Special Tax, (Sunridge North Douglas Community Facs Dist No. 2005-1), 5.00%, 9/1/45	1,250,000	1,254,080
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(2)	3,405,000	2,850,327
Redwood City School District GO, 5.00%, 8/1/52	6,000,000	6,554,507
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.00%, 9/1/23	4,600,000	4,600,000
Riverside County Community Facilities Districts Special Tax, (District No. 04-2), 5.00%, 9/1/30	1,035,000	1,040,811
Riverside County Community Facilities Districts Special Tax, (District No. 04-2), 5.00%, 9/1/35	2,520,000	2,531,983
Riverside County Community Facilities Districts Special Tax, (District No. 05-8), 5.00%, 9/1/48	2,500,000	2,513,147
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/40	2,250,000	2,262,338
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/42	1,110,000	1,121,579
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/44	2,735,000	2,744,583
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/45	540,000	543,767
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,475,000	1,373,995
Riverside County Transportation Commission Rev., 4.00%, 6/1/47	2,500,000	2,258,673
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(2)	2,000,000	831,670
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(2)	3,320,000	1,296,845
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(2)	5,000,000	1,844,877
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	719,026
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,394,576
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,552,865
Riverside Water Rev., 5.00%, 10/1/47	1,000,000	1,082,618
Riverside Water Rev., 5.00%, 10/1/52	1,000,000	1,076,322
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/38	2,900,000	2,920,420
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,013,723
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 91-1 Heritage Lake), 5.00%, 9/1/41	1,250,000	1,260,403
Roseville Special Tax, (Ranch Community Facilities District No. 5), 5.00%, 9/1/32(1)	1,265,000	1,316,806
Roseville Special Tax, (Ranch Community Facilities District No. 5), 5.00%, 9/1/47(1)	6,500,000	6,542,614
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/43	475,000	459,527
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/50	1,995,000	1,968,341
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.25%, 9/1/53	1,500,000	1,451,536
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	450,000	385,779
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	829,292
22

	Principal Amount	Value
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/53	$1,000,000	$968,250
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/39	445,000	455,159
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/46	640,000	544,328
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	1,275,000	1,280,437
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,062,150
Roseville Special Tax, (Roseville Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/44	3,230,000	3,257,774
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/36	685,000	710,858
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	1,390,000	1,416,626
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	495,000	426,122
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	650,000	540,689
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/40	1,670,000	1,700,448
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	2,840,552
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,613,739
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	2,950,000	2,983,008
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/49	850,000	854,939
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	5,096,031
Sacramento Special Tax, (Community Facilities District No. 2006-2), 5.00%, 9/1/41	1,900,000	1,914,750
Sacramento Special Tax, (Community Facilities District No. 2006-2), 5.00%, 9/1/46	2,250,000	2,258,467
Sacramento Special Tax, (Community Facilities District No. 2007-1), 5.00%, 9/1/32(1)	300,000	311,917
Sacramento Special Tax, (Community Facilities District No. 2007-1), 5.00%, 9/1/47(1)	1,900,000	1,911,772
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/46	1,200,000	1,016,295
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/50	1,500,000	1,232,616
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/29	1,000,000	1,043,531
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/30	1,170,000	1,216,327
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/31	1,355,000	1,408,930
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/32	665,000	691,237
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/35	2,335,000	2,412,809
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/40	3,000,000	3,036,983
Sacramento County Special Tax, (Community Facilities District No. 2005-2), 5.00%, 9/1/40	2,325,000	2,348,251
Sacramento County Special Tax, (Community Facilities District No. 2005-2), 5.00%, 9/1/45	4,645,000	4,672,406
23

	Principal Amount	Value
Sacramento County Special Tax, (Community Facilities District No. 2014-2), 5.00%, 9/1/46	$4,200,000	$4,221,599
Sacramento Municipal Utility District Rev., 5.00%, 8/15/53	4,000,000	4,369,947
Salinas Union High School District GO, 4.00%, 8/1/47	5,000,000	4,831,390
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 4.00%, 9/1/42	700,000	615,597
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 4.00%, 9/1/48	1,000,000	840,625
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 5.00%, 9/1/48	1,200,000	1,206,838
San Clemente Special Tax, (Community Facilities District No. 2006-1), 5.00%, 9/1/46	7,530,000	7,579,050
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,105,437
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,058,572
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/36	3,750,000	4,098,532
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	2,000,000	2,134,965
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,425,000	3,441,678
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/49	8,500,000	8,911,568
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/52	3,000,000	3,231,083
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.25%, 8/1/48	3,750,000	4,165,847
San Francisco Bay Area Rapid Transit District GO, 5.25%, 8/1/47	4,750,000	5,290,160
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,419,059
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, (Facilities District No. 6), Capital Appreciation, 0.00%, 8/1/43(2)	5,500,000	1,722,056
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	794,475
San Francisco City & County Redevelopment Successor Agency Tax Allocation, 5.25%, 8/1/53 (AGM)(4)	1,000,000	1,081,683
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/52	7,000,000	7,762,535
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,070,854
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(2)	3,090,000	2,939,049
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(2)	165,000	133,799
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(2)	16,000,000	11,874,614
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(2)	290,000	205,542
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(2)	1,335,000	774,894
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/52	5,395,000	5,865,407
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/46	550,000	465,802
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/51	700,000	573,690
San Mateo Foster City School District GO, 4.00%, 8/1/51	4,000,000	3,943,977
Santa Clara Valley Water District Safe Clean Water Rev., 5.00%, 8/1/47	1,500,000	1,643,837
Santa Margarita Water District Special Tax, (Community Facilities District No. 2013-1), 5.625%, 9/1/43	1,200,000	1,200,000
24

	Principal Amount	Value
Saugus/Hart School Facilities Financing Authority Special Tax, (Community Facilities District No. 2006-1), 5.00%, 9/1/46	$2,495,000	$2,501,749
Saugus-Castaic School Facilities Financing Authority Special Tax, (Community Facilities District No. 2006-1C), 6.00%, 9/1/43	1,435,000	1,435,000
Sierra Joint Community College District GO, 4.00%, 8/1/53	4,000,000	3,838,443
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(2)	32,000,000	15,504,112
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(2)	11,465,000	4,073,077
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/52	5,000,000	5,352,218
South San Francisco Special Tax, (Community Facilities District No. 2021-01), 5.00%, 9/1/52	2,200,000	2,187,454
South San Francisco Special Tax, (South San Francisco Community Facilities District No. 2021-01), 4.00%, 9/1/44	1,000,000	868,250
South Tahoe Joint Powers Financing Authority Rev., (South Lake Tahoe), 5.25%, 10/1/53	3,000,000	3,292,537
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,072,647
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	3,929,506
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	1,800,000	1,615,508
State Center Community College District GO, 5.00%, 8/1/47	9,000,000	9,777,696
State of California GO, 5.00%, 9/1/42	870,000	921,551
State of California GO, 5.25%, 10/1/45	1,070,000	1,199,376
State of California GO, 5.00%, 10/1/47	8,375,000	8,635,999
State of California GO, 5.00%, 9/1/52	5,000,000	5,418,545
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/45	1,115,000	922,118
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/50	1,500,000	1,211,229
Stockton Public Financing Authority Rev., Special Tax, (Stockton Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/37	2,500,000	2,568,004
Stockton Public Financing Authority Rev., Special Tax, (Stockton Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/43	3,000,000	3,030,907
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	3,640,000	3,662,552
Sunnyvale Special Tax, 7.75%, 8/1/32	5,675,000	5,690,460
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 5.00%, 9/1/45	6,000,000	6,032,003
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	3,969,368
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 16-01), Capital Appreciation, 0.00%, 9/1/53(2)	8,730,000	1,419,245
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,010,302
Tobacco Securitization Authority of Northern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(2)	5,000,000	721,311
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	9,685,000	9,848,250
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(2)	25,000,000	3,697,548
25

	Principal Amount	Value
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/34	$1,570,000	$1,626,470
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	2,280,000	2,304,036
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,750,000	2,755,345
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/44	3,385,000	3,386,042
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,500,000	2,454,561
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/49	4,390,000	4,407,691
Transbay Joint Powers Authority Tax Allocation, (Transbay Redevelopment Project Tax Increment Rev.), 5.00%, 10/1/45	2,000,000	2,020,498
University of California Rev., 5.00%, 5/15/43	10,000,000	11,175,354
University of California Rev., 5.00%, 5/15/52	7,500,000	8,140,954
University of California Rev., VRDN, 3.00%, 9/1/23	400,000	400,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	2,613,627
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,526,214
Vista Unified School District GO, 5.25%, 8/1/48 (BAM)	4,410,000	4,809,764
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	405,557
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	947,257
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	726,525
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	974,682
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,499,911
William S Hart Union High School District Special Tax, (Community Facilities Dist No. 2015-1), 5.00%, 9/1/42	1,350,000	1,363,789
William S Hart Union High School District Special Tax, (Community Facilities Dist No. 2015-1), 5.00%, 9/1/47	2,350,000	2,366,359
Woodland Special Tax, (Community Facilities Dist No. 2004-1), 4.00%, 9/1/41	2,540,000	2,258,059
Woodland Special Tax, (Community Facilities Dist No. 2004-1), 4.00%, 9/1/45	2,540,000	2,186,566
Yorba Linda Water District Public Financing Corp. Rev., 4.00%, 10/1/52	3,750,000	3,607,186
		1,337,114,309
Guam — 0.7%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/36	1,755,000	1,785,702
Guam Government Waterworks Authority Rev., 5.00%, 7/1/37	1,500,000	1,518,410
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,004,246
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	1,741,862
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,508,840
		9,559,060
Puerto Rico — 0.4%
Puerto Rico GO, 5.375%, 7/1/25	3,906,218	3,980,526
Puerto Rico GO, 5.625%, 7/1/29	201,036	212,704
Puerto Rico GO, 5.75%, 7/1/31	195,264	211,195
Puerto Rico GO, 4.00%, 7/1/33	185,162	173,382
Puerto Rico GO, 4.00%, 7/1/35	166,436	152,965
Puerto Rico GO, 4.00%, 7/1/37	142,845	128,518
Puerto Rico GO, 4.00%, 7/1/41	194,215	167,949
Puerto Rico GO, 4.00%, 7/1/46	201,981	168,144
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/24(2)	30,190	29,094
26

	Principal Amount	Value
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(2)	$238,285	$145,188
Puerto Rico GO, VRN, 0.00%, 11/1/43	876,694	452,593
		5,822,258
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $1,438,561,232)		1,352,495,627
OTHER ASSETS AND LIABILITIES — 1.4%		19,187,625
TOTAL NET ASSETS — 100.0%		$1,371,683,252

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	821	December 2023	$91,156,656	$766,743
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corporation
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
BAM-TCRS	–	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
MUNIPSA	–	SIFMA Municipal Swap Index
NATL	–	National Public Finance Guarantee Corporation
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $289,070,194, which represented 21.1% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.
27

Statement of Assets and Liabilities

AUGUST 31, 2023
Assets
Investment securities, at value (cost of $1,438,561,232)	$1,352,495,627
Cash	31,858
Deposits with broker for futures contracts	1,642,000
Receivable for investments sold	80,300
Receivable for capital shares sold	1,147,638
Receivable for variation margin on futures contracts	597,894
Interest receivable	20,144,772
1,376,140,089

Liabilities
Payable for investments purchased	1,079,110
Payable for capital shares redeemed	2,489,070
Accrued management fees	462,937
Distribution and service fees payable	24,141
Dividends payable	401,579
4,456,837

Net Assets	$1,371,683,252

Net Assets Consist of:
Capital paid in	$1,536,079,034
Distributable earnings (loss)	(164,395,782)
$1,371,683,252

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$668,856,675	70,724,925	$9.46
I Class	$632,307,437	66,894,129	$9.45
Y Class	$4,108,235	434,427	$9.46
A Class	$50,998,675	5,392,454	$9.46
C Class	$15,412,230	1,629,525	$9.46
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.91 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
28

Statement of Operations

YEAR ENDED AUGUST 31, 2023
Investment Income (Loss)
Income:
Interest	$58,371,148

Expenses:
Management fees	5,592,365
Distribution and service fees:
A Class	136,086
C Class	161,124
Trustees' fees and expenses	92,665
Other expenses	52,129
6,034,369

Net investment income (loss)	52,336,779

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(29,811,667)
Futures contract transactions	(6,623,194)
(36,434,861)

Change in net unrealized appreciation (depreciation) on:
Investments	(16,173,265)
Futures contracts	726,358
(15,446,907)

Net realized and unrealized gain (loss)	(51,881,768)

Net Increase (Decrease) in Net Assets Resulting from Operations	$455,011

See Notes to Financial Statements.
29

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2023 AND AUGUST 31, 2022
Increase (Decrease) in Net Assets	August 31, 2023	August 31, 2022
Operations
Net investment income (loss)	$52,336,779	$49,902,314
Net realized gain (loss)	(36,434,861)	(37,894,080)
Change in net unrealized appreciation (depreciation)	(15,446,907)	(198,896,572)
Net increase (decrease) in net assets resulting from operations	455,011	(186,888,338)

Distributions to Shareholders
From earnings:
Investor Class	(25,651,612)	(25,397,572)
I Class	(24,218,258)	(22,218,687)
Y Class	(178,118)	(96,193)
A Class	(1,859,487)	(1,802,781)
C Class	(429,783)	(386,205)
Decrease in net assets from distributions	(52,337,258)	(49,901,438)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(66,642,119)	(27,419,067)

Net increase (decrease) in net assets	(118,524,366)	(264,208,843)

Net Assets
Beginning of period	1,490,207,618	1,754,416,461
End of period	$1,371,683,252	$1,490,207,618

See Notes to Financial Statements.
30

Notes to Financial Statements

AUGUST 31, 2023

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

31

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended August 31, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.49%
I Class		0.0500% to 0.1100%	0.29%
Y Class		0.0200% to 0.0800%	0.26%
A Class		0.2500% to 0.3100%	0.49%
C Class		0.2500% to 0.3100%	0.49%

32

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended August 31, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund's other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $39,180,000 and $60,885,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended August 31, 2023 were $1,018,129,954 and $1,105,276,171, respectively.

33

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2023		Year ended August 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	11,935,326	$114,651,603	14,231,459	$151,223,018
Issued in reinvestment of distributions	2,433,880	23,231,332	2,172,438	22,841,823
Redeemed	(19,685,029)	(188,022,619)	(23,735,393)	(247,694,475)
	(5,315,823)	(50,139,684)	(7,331,496)	(73,629,634)
I Class
Sold	51,479,048	493,265,517	61,072,606	626,654,708
Issued in reinvestment of distributions	2,295,518	21,904,126	1,891,767	19,855,529
Redeemed	(54,980,934)	(524,898,071)	(59,015,622)	(605,275,858)
	(1,206,368)	(9,728,428)	3,948,751	41,234,379
Y Class
Sold	157,390	1,516,965	504,722	5,556,247
Issued in reinvestment of distributions	17,889	170,808	8,991	91,673
Redeemed	(148,983)	(1,411,842)	(106,143)	(1,066,642)
	26,296	275,931	407,570	4,581,278
A Class
Sold	1,451,160	14,094,800	1,565,978	16,721,999
Issued in reinvestment of distributions	143,946	1,373,905	123,684	1,298,280
Redeemed	(2,283,903)	(21,933,498)	(1,448,026)	(14,785,079)
	(688,797)	(6,464,793)	241,636	3,235,200
C Class
Sold	333,356	3,218,000	182,674	1,994,756
Issued in reinvestment of distributions	43,341	414,010	35,340	370,881
Redeemed	(439,756)	(4,217,155)	(490,011)	(5,205,927)
	(63,059)	(585,145)	(271,997)	(2,840,290)
Net increase (decrease)	(7,247,751)	$(66,642,119)	(3,005,536)	$(27,419,067)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

34

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$1,352,495,627	—

Other Financial Instruments
Futures Contracts	$766,743	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $83,045,679 futures contracts purchased.

The value of interest rate risk derivative instruments as of August 31, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $597,894 in receivable for variation margin on futures contracts.* For the year ended August 31, 2023, the effect of interest rate risk derivative instruments on the Statement of Operations was $(6,623,194) in net realized gain (loss) on futures contract transactions and $726,358 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

35

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2023 and August 31, 2022 were as follows:

	2023	2022
Distributions Paid From
Exempt income	$52,337,258	$49,901,438
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,438,788,144
Gross tax appreciation of investments	$9,407,369
Gross tax depreciation of investments	(95,699,886)
Net tax appreciation (depreciation) of investments	(86,292,517)
Net tax appreciation (depreciation) of derivatives	—
Net tax appreciation (depreciation)	$(86,292,517)
Undistributed exempt income	$25,157
Accumulated short-term capital losses	$(47,635,925)
Accumulated long-term capital losses	$(30,492,497)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains (losses) on futures contracts.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
36

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023	$9.79	0.35	(0.33)	0.02	(0.35)	$9.46	0.25%	0.50%	3.67%	73%	$668,857
2022	$11.30	0.31	(1.51)	(1.20)	(0.31)	$9.79	(10.74)%	0.49%	2.96%	73%	$744,087
2021	$10.86	0.32	0.44	0.76	(0.32)	$11.30	7.12%	0.49%	2.91%	25%	$941,838
2020	$11.10	0.34	(0.24)	0.10	(0.34)	$10.86	0.96%	0.50%	3.15%	57%	$860,867
2019	$10.52	0.36	0.58	0.94	(0.36)	$11.10	9.06%	0.50%	3.40%	39%	$938,094
I Class
2023	$9.78	0.37	(0.33)	0.04	(0.37)	$9.45	0.44%	0.30%	3.87%	73%	$632,307
2022	$11.29	0.33	(1.51)	(1.18)	(0.33)	$9.78	(10.57)%	0.29%	3.16%	73%	$666,056
2021	$10.86	0.34	0.44	0.78	(0.35)	$11.29	7.24%	0.29%	3.11%	25%	$724,407
2020	$11.10	0.36	(0.24)	0.12	(0.36)	$10.86	1.17%	0.30%	3.35%	57%	$518,250
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.38%	0.30%	3.60%	39%	$445,520
Y Class
2023	$9.78	0.37	(0.32)	0.05	(0.37)	$9.46	0.58%	0.27%	3.90%	73%	$4,108
2022	$11.29	0.34	(1.51)	(1.17)	(0.34)	$9.78	(10.54)%	0.26%	3.19%	73%	$3,993
2021	$10.86	0.35	0.43	0.78	(0.35)	$11.29	7.28%	0.26%	3.14%	25%	$6
2020	$11.10	0.37	(0.24)	0.13	(0.37)	$10.86	1.21%	0.27%	3.38%	57%	$56
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.31%	0.27%	3.63%	39%	$16

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023	$9.79	0.33	(0.33)	—	(0.33)	$9.46	0.00%	0.75%	3.42%	73%	$50,999
2022	$11.30	0.29	(1.51)	(1.22)	(0.29)	$9.79	(10.96)%	0.74%	2.71%	73%	$59,508
2021	$10.86	0.30	0.44	0.74	(0.30)	$11.30	6.86%	0.74%	2.66%	25%	$65,969
2020	$11.10	0.31	(0.24)	0.07	(0.31)	$10.86	0.71%	0.75%	2.90%	57%	$58,148
2019	$10.52	0.33	0.58	0.91	(0.33)	$11.10	8.79%	0.75%	3.15%	39%	$70,003
C Class
2023	$9.79	0.26	(0.33)	(0.07)	(0.26)	$9.46	(0.75)%	1.50%	2.67%	73%	$15,412
2022	$11.30	0.21	(1.51)	(1.30)	(0.21)	$9.79	(11.63)%	1.49%	1.96%	73%	$16,564
2021	$10.86	0.21	0.44	0.65	(0.21)	$11.30	6.06%	1.49%	1.91%	25%	$22,196
2020	$11.10	0.23	(0.24)	(0.01)	(0.23)	$10.86	(0.04)%	1.50%	2.15%	57%	$24,391
2019	$10.53	0.26	0.57	0.83	(0.26)	$11.10	7.98%	1.50%	2.40%	39%	$25,747

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of the California High-Yield Municipal Fund and the Board of Trustees of American Century California Tax-Free and Municipal Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California High-Yield Municipal Fund (the “Fund”), one of the funds constituting the American Century California Tax-Free and Municipal Funds, as of August 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, as of August 31, 2023, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended August 31, 2021, were audited by other auditors, whose report, dated October 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2023

We have served as the auditor of one or more American Century investment companies since 1997.
39

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Jeremy I. Bulow, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Jonathan S. Thomas is 3945 Freedom Circle, Suite #800, Santa Clara, California 95054. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee and Board Chair	Since 2011 (Board Chair since 2022)	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	32	Kirby Corporation; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	82	None
Jennifer Cabalquinto (1968)	Trustee	Since 2021	Chief Financial Officer, EMPIRE (digital media distribution) (2023 to present); Chief Financial Officer, 2K (interactive entertainment) (2021 to 2023); Special Advisor, GSW Sports, LLC (2020 to 2021); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	32	Sabio Holdings, Inc.
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present)	32	None
40

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	32	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	32	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	32	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	147	None

The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

41

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present). Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

42

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.
43

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the three- and five-year periods and below its benchmark for the one- and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.
44

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

45

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
46

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

47

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

48

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $52,337,258 as exempt interest dividends for the fiscal year ended August 31, 2023.
49

Notes
50

Notes

51

Notes

52

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90325 2310

Annual Report

August 31, 2023

California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2023. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Municipal Bonds Edged Higher Amid Ongoing Challenges

Elevated inflation, aggressive Federal Reserve (Fed) tightening, rising interest rates and economic uncertainty weighed on fixed-income markets to varying degrees during the 12-month period. Municipal bond (muni) investors also grappled with asset class outflows and the impact of slowing revenues on city and state coffers. Nevertheless, munis overcame the persistent challenges and delivered modest gains for the period.

After enduring steady gains in inflation and a fast-paced series of Fed rate hikes, the fixed-income market backdrop began improving in late 2022. That sentiment persevered alongside growing expectations for the Fed to change course. The magnitude of Fed tightening led to heightened recession risk, which prompted speculation about potential rate cuts. The collapse of three U.S. regional banks in March and April further fueled recession fears and rate-cut anticipation. Meanwhile, healthy municipal bond market credit trends and resilient state revenues helped support munis and slow outflows.

Markets grew more cautious in the final months of the reporting period. After pausing in June, the Fed resumed its rate-hike campaign in July and warned persistent above-target inflation may require more tightening. Rate-cut hopes evaporated, as investors conceded rates likely would remain higher for longer. Additionally, most states faced slowing revenue growth, largely due to lower tax receipts and waning support from pandemic-era government spending programs.

Overall, munis advanced for the period and outperformed U.S. Treasuries, which declined. Investment-grade municipal bonds outpaced their high-yield counterparts, while California munis fared better than national municipal bonds.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of August 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCITX	1.46%	1.15%	2.11%	—	11/9/83
S&P Intermediate Term California AMT-Free Municipal Bond Index	—	1.85%	1.44%	2.44%	—	—
I Class	BCTIX	1.57%	1.36%	2.31%	—	3/1/10
Y Class	ACYTX	1.60%	1.39%	—	1.58%	4/10/17
A Class	BCIAX					3/1/10
No sales charge		1.12%	0.90%	1.85%	—
With sales charge		-3.43%	-0.02%	1.39%	—
C Class	BCIYX	0.45%	0.15%	1.10%	—	3/1/10
Average annual returns since inception are presented when ten years of performance history is not available.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 2013
Performance for other share classes will vary due to differences in fee structure.

Value on August 31, 2023
Investor Class — $12,320

S&P Intermediate Term California AMT-Free Municipal Bond Index — $12,724

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.46%	0.26%	0.23%	0.71%	1.46%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Joseph Gotelli and Alan Kruss

Performance Summary

California Intermediate-Term Tax-Free Bond returned 1.46%* for the 12 months ended August 31, 2023. By comparison, the S&P Intermediate Term California AMT-Free Municipal Bond Index returned 1.85%. Fund returns reflect operating expenses, while index returns do not.

After ending 2022 on a disappointing note, broad municipal bond (muni) market sentiment improved early in 2023. Growing expectations for the Federal Reserve (Fed) to end its rate-hike campaign amid moderating inflation and slowing economic growth helped restore investor demand for bonds. At the same time, the yield backdrop became more attractive for investors seeking tax-exempt income.

Also, despite declining state tax revenues, strong reserve fund balances and conservative budgeting practices suggested most states were prepared for a slowing economy. Additionally, municipal credit fundamentals remained resilient, and outflows from the muni asset class generally stabilized compared with 2022.

Investment-grade munis broadly outperformed the U.S. Treasury index, which declined for the 12-month period, and high-yield munis. California munis generally outperformed national munis, according to Standard & Poor’s muni indices.

Duration Detracted

Given our outlook for slower economic growth, we positioned the fund with a slightly longer duration than the index. This positioning, which included Treasury futures, modestly detracted from relative results, as interest rates continued to rise amid aggressive Fed tightening and above-target inflation.

Sector Allocation Lifted Relative Results

Overall, our sector weightings aided relative performance. Specifically, underweight positions versus the index in the prerefunded and state general obligation (GO) bond sectors and an overweight in special tax munis boosted performance. These allocations more than offset negative attribution from out-of-index positions in the hospital and multifamily housing sectors.

Security selection was slightly positive for the period. Our choices among local GO, public university and water and sewer bonds contributed to results. These selections more than offset negative effects in the special tax and other utility sectors.

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

Fund Characteristics

AUGUST 31, 2023
Types of Investments in Portfolio	% of net assets
Municipal Securities	100.3%
Other Assets and Liabilities	(0.3)%

Top Five Sectors	% of fund investments
Special Tax	16%
General Obligation (GO) - Local	14%
Water & Sewer	13%
Hospital	9%
Pre-Refunded	7%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2023 to August 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/23	Ending Account Value 8/31/23	Expenses Paid During Period(1) 3/1/23 - 8/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,007.20	$2.38	0.47%
I Class	$1,000	$1,008.20	$1.37	0.27%
Y Class	$1,000	$1,008.30	$1.21	0.24%
A Class	$1,000	$1,005.00	$3.64	0.72%
C Class	$1,000	$1,002.10	$7.42	1.47%
Hypothetical
Investor Class	$1,000	$1,022.84	$2.40	0.47%
I Class	$1,000	$1,023.84	$1.38	0.27%
Y Class	$1,000	$1,024.00	$1.22	0.24%
A Class	$1,000	$1,021.58	$3.67	0.72%
C Class	$1,000	$1,017.80	$7.48	1.47%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

AUGUST 31, 2023

	Principal Amount	Value
MUNICIPAL SECURITIES — 100.3%
California — 100.2%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	$575,000	$584,961
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	1,000,000	1,001,263
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	900,000	933,178
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,001,263
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,450,553
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,620,000	2,823,767
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,395,000	1,502,341
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	526,571
Alameda Community Facilities District Special Tax, (Alameda Community Facilities District No. 22-1), 5.00%, 9/1/43	1,250,000	1,191,460
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,583,330
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,550,000	4,624,860
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	3,790,000	3,834,640
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	9,000,000	5,554,404
Alum Rock Union Elementary School District GO, 5.00%, 8/1/42 (BAM)	1,215,000	1,322,869
Alum Rock Union Elementary School District GO, 5.00%, 8/1/43 (BAM)	1,155,000	1,253,047
Alum Rock Union Elementary School District GO, 5.00%, 8/1/48 (BAM)	1,000,000	1,072,643
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,012,716
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,100,000	1,113,988
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,250,000	1,265,896
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,360,000	1,377,294
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,550,000	1,569,711
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,625,000	2,870,469
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	1,906,742
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	1,899,884
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	1,807,415
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	8,105,000	8,512,001
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	762,874
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	440,120
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	745,206
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	953,561
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AGM)	6,420,000	6,534,523

	Principal Amount	Value
Bay Area Toll Authority Rev., 5.00%, 4/1/24	$9,340,000	$9,442,265
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,106,433
Bay Area Toll Authority Rev., VRN, 5.31%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,023,150
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	10,000,000	9,692,207
Bay Area Toll Authority Rev., VRN, 5.16%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,751,664
Bay Area Toll Authority Rev., VRN, 4.47%, (MUNIPSA plus 0.41%), 4/1/56	6,000,000	5,849,438
Bay Area Toll Authority Rev., VRN, 4.51%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	2,961,147
Brea Redevelopment Agency Tax Allocation, 5.00%, 8/1/24	5,110,000	5,115,645
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 5.00%, 8/1/33	1,500,000	1,607,658
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 5.00%, 8/1/34	1,785,000	1,910,307
Burlingame School District GO, 5.00%, 8/1/48	2,545,000	2,770,967
California Community Choice Financing Authority Rev., VRN, 4.00%, 2/1/52 (GA: Morgan Stanley)	11,045,000	10,811,812
California Community Choice Financing Authority Rev., VRN, 4.51%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	21,930,000	20,366,487
California Community Choice Financing Authority Rev., VRN, 4.00%, 10/1/52 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,416,811
California Community Choice Financing Authority Rev., VRN, 5.00%, 7/1/53 (GA: Morgan Stanley)	3,900,000	4,055,250
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	5,000,000	5,151,605
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	3,000,000	3,144,058
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	286,680
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	833,980
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,337,220
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,631,429
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	955,000	966,718
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/30	450,000	488,989
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/32	400,000	434,915
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/34	200,000	204,404
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/36	275,000	276,360
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/39	250,000	243,036
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	983,035
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	937,541
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/26, Prerefunded at 100% of Par(2)	750,000	782,341
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/43	3,000,000	3,426,412

	Principal Amount	Value
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 5/1/45	$1,450,000	$1,652,846
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	814,998
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	314,271
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	839,633
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	525,400
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	665,878
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	745,000	783,996
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	1,950,257
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,545,118
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/45	1,745,000	1,775,490
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/23	2,150,000	2,156,998
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,479,673
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,117,929
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,249,508
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,804,363
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	415,335
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/35	2,440,000	2,464,987
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	10,000,000	9,724,276
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	781,445
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,116,532
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,338,485
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	3,000,000	2,858,596
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	1,785,000	1,681,079
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,206,863
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	510,247
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,367,657
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,592,438

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	$1,500,000	$1,565,962
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,750,000	1,826,956
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,087,949
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,585,991
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,143,452
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/36	6,135,000	6,458,549
California Housing Finance Rev., 4.25%, 1/15/35	5,261,824	5,133,985
California Housing Finance Rev., 3.50%, 11/20/35	12,374,573	11,385,335
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/40	5,000,000	5,044,318
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/45	5,000,000	4,907,191
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,012,639
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,208,129
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,002,565
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,373,493
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 4.41%, (MUNIPSA plus 0.35%), 8/1/47	4,750,000	4,705,249
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	1,990,820
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/38	3,525,000	3,793,346
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	501,460
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/35	350,000	346,336
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	356,157
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/37	575,000	552,696
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/38	585,000	557,107
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/39	630,000	594,081
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	606,415

	Principal Amount	Value
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	$425,000	$392,920
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 4.76%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,435,008
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,570,884
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,176,393
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,670,000	1,784,031
California Municipal Finance Authority Rev., (Aldersly), 3.75%, 11/15/28 (California Mortgage Insurance)	2,995,000	2,983,071
California Municipal Finance Authority Rev., (Aldersly), 4.00%, 11/15/28 (California Mortgage Insurance)	595,000	593,528
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,169,320
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,002,536
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	313,021
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	158,154
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	236,900
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	236,637
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	210,086
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	235,732
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	235,204
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	260,374
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	232,849
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	257,086
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	281,122
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	305,703
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,065,189
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,258,451
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,064,311
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,202,177
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/35	7,500,000	7,773,409
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,192,044
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	723,655

	Principal Amount	Value
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(3)	$435,000	$426,296
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(3)	1,130,000	1,057,577
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/30	785,000	715,143
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/31	1,635,000	1,473,234
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/32	1,700,000	1,513,736
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/34	1,240,000	1,078,906
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/35	500,000	433,854
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 3.00%, 12/1/24(3)	110,000	106,327
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(3)	200,000	195,252
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(3)	100,000	102,167
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(3)	1,590,000	1,515,743
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	545,000	559,265
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	735,000	754,238
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,026,175
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,420,000	1,457,168
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25(2)	1,925,000	1,975,386
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,021,116
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,750,000	1,808,680
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	3,325,000	3,446,428
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	2,700,000	2,805,638
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/35	5,000,000	5,165,383
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	594,812
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	287,115
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	693,065
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,057,198
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,318,000
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,180,839

	Principal Amount	Value
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	$1,000,000	$1,037,920
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,037,758
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,385,407
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,551,213
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,393,358
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,524,336
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,068,207
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,025,555
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,088,117
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	731,589
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,010,190
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	1,708,101
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	2,720,706
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	2,596,280
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	1,750,000	1,635,374
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,146,557
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 7/1/24, Prerefunded at 100% of Par(2)	300,000	305,068
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 7/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,016,894
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	718,874
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,045,216
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,064,385
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/36	1,000,000	1,075,149
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/38	1,375,000	1,457,944
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25(3)	1,455,000	1,450,755
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26(3)	1,530,000	1,522,462
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29(3)	1,000,000	981,154
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(3)	2,750,000	2,517,965
California Municipal Finance Authority Special Tax, 4.00%, 9/1/35	1,320,000	1,281,266

	Principal Amount	Value
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/36	$585,000	$554,326
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/41	1,610,000	1,427,763
California Municipal Finance Authority Special Tax, (Facilities District No. 2021-06), 5.75%, 9/1/42	1,500,000	1,525,250
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 7/1/39(3)	2,000,000	2,029,713
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(3)	3,435,000	3,445,897
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	512,788
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,008,351
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/35	700,000	788,077
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.125%, 11/15/27(3)	1,500,000	1,456,107
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(3)	2,800,000	2,700,619
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46(3)	7,000,000	6,902,965
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(3)	100,000	103,308
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(3)	325,000	303,257
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,002,211
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(3)	525,000	457,801
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(3)	1,100,000	1,073,140
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(3)	465,000	412,890
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(3)	680,000	546,679
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(3)	160,000	160,563
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	151,280
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	152,283
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	163,619
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	195,504
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/32(3)	750,000	772,726
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(3)	1,000,000	1,016,579
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.00%, 8/1/33(3)	740,000	750,172
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.25%, 8/1/38(3)	420,000	415,701
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/30(3)	750,000	739,412

	Principal Amount	Value
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	$300,000	$300,373
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	375,604
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	672,499
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	589,313
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(3)	500,000	477,000
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(3)	280,000	281,543
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(3)	740,000	709,578
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/33(3)	925,000	958,211
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	707,107
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	748,250
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	791,444
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	838,250
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	890,826
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	936,082
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,750,000	1,756,132
California State Public Works Board Rev., 5.00%, 12/1/23	10,000,000	10,046,139
California State Public Works Board Rev., 5.00%, 12/1/24	5,000,000	5,116,041
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	1,865,000
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,087,919
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/29	5,000,000	5,617,657
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	5,156,872
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	35,000	35,756
California State University Rev., 5.00%, 11/1/28	2,000,000	2,155,051
California State University Rev., 5.00%, 11/1/29	1,000,000	1,074,617
California State University Rev., 5.00%, 11/1/30	3,000,000	3,217,940
California State University Rev., 5.00%, 11/1/31	2,900,000	3,112,036
California State University Rev., 4.00%, 11/1/34	10,000,000	10,138,357
California State University Rev., 5.00%, 11/1/36	5,105,000	5,332,740
California State University Rev., 4.00%, 11/1/37	2,375,000	2,379,160
California State University Rev., VRN, 3.125%, 11/1/51	4,300,000	4,259,764
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,269,114
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,468,184
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,062,250

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	$800,000	$804,400
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	762,853
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,028,819
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,638,782
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	778,035
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	946,564
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,313,455
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,050,101
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	732,120
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,543,396
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,005,494
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	1,954,860
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,114,449
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,041,295
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,289,946
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,000,488
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,292,333
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24(2)	750,000	762,082
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	800,000	812,887
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	1,880,000	1,910,285
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	307,696
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	338,450
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	664,698
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	678,192
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,271,966
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	599,445

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/37	$1,605,000	$1,615,080
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.125%, 8/15/47 (AGM)	350,000	373,731
California Statewide Communities Development Authority Rev., (Enloe Medical Center), 5.00%, 2/15/26, Prerefunded at 100% of Par (California Mortgage Insurance)(2)	640,000	671,516
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	211,418
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	279,272
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	149,855
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	129,292
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	184,680
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	1,870,000	1,824,435
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	366,146
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	454,501
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,071,744
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,008,741
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	6,503,901
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,076,292
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	5,332,467
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	4,672,913
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	3,872,888
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,031,728
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	619,176
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	898,534
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRN, 2.625%, 11/1/33	4,750,000	4,742,538
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	220,000	220,158
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.00%, 9/1/27	475,000	486,468
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.00%, 9/1/37	2,225,000	2,277,686

	Principal Amount	Value
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2018-01), 4.00%, 9/1/40	$1,080,000	$963,312
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,412,662
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/30	1,000,000	1,058,723
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	205,218
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,205,472
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	781,248
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/36	1,525,000	1,433,603
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/40	700,000	620,672
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	476,311
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/23	500,000	500,000
Chula Vista Elementary School District GO, 5.00%, 8/1/40	1,000,000	1,107,168
City & County of San Francisco GO, 5.00%, 6/15/24	1,250,000	1,269,722
City & County of San Francisco GO, 5.00%, 6/15/25	1,565,000	1,619,985
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	1,881,668
City & County of San Francisco GO, 5.00%, 6/15/26	2,000,000	2,113,815
City & County of San Francisco GO, 5.00%, 6/15/27	1,875,000	2,025,574
City & County of San Francisco GO, 4.00%, 6/15/29	13,820,000	13,825,019
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/27(3)	295,000	300,936
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/32(3)	400,000	417,002
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/37(3)	385,000	383,968
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/26(3)	100,000	98,747
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/31(3)	150,000	146,167
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/41(3)	850,000	720,384
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,745,022
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	585,635
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	733,793
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,017,821
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(3)	1,650,000	1,126,038
CSCDA Community Improvement Authority Rev., (Dublin), 2.45%, 2/1/47(3)	1,900,000	1,426,324
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 3.20%, 9/1/46(3)	5,000,000	3,449,080
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(3)	7,980,000	5,912,549
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(3)	705,000	452,912
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	221,389

	Principal Amount	Value
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	$250,000	$245,595
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	269,469
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	258,834
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	292,867
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	481,245
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,345,000	1,250,983
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,285,000	1,165,795
Desert Sands Unified School District GO, 5.00%, 8/1/24	2,200,000	2,237,490
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,846,644
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/36	200,000	189,513
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/38	1,290,000	1,274,589
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/40	375,000	337,281
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/43	2,280,000	2,170,543
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.00%, 9/1/37	955,000	967,634
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.25%, 9/1/42	2,000,000	2,017,110
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34	350,000	410,360
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/35	400,000	464,321
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36	600,000	688,364
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37	450,000	509,747
Eastern Municipal Water District Rev., 4.00%, 7/1/26	2,250,000	2,313,652
Eastern Municipal Water District Rev., 4.00%, 7/1/27	1,750,000	1,823,510
Eastern Municipal Water District Rev., VRN, 4.16%, (MUNIPSA plus 0.10%), 7/1/46	5,750,000	5,731,965
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/37	1,700,000	1,721,996
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	1,500,000	1,505,224
Elk Grove Finance Authority Special Tax, (Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/30	1,715,000	1,761,010
Fairfield Community Facilities District Special Tax, (Community Facilities District No. 2016-1), 4.00%, 9/1/36	545,000	515,398
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	875,000	894,056
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/35	1,690,000	1,620,521
Fontana Special Tax, 4.00%, 9/1/36	2,230,000	2,113,073
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	577,801
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	746,934

	Principal Amount	Value
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	$555,000	$550,533
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,096,805
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	913,633
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	985,022
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/32	245,000	241,330
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/36	550,000	522,199
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/40	680,000	611,603
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,264,472
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,605,573
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	323,898
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	359,205
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	256,174
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,694,000	3,785,228
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	750,000	704,194
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	516,508
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	2,513,546
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,674,502
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	712,855
Fremont Union High School District GO, 5.00%, 8/1/34(4)	1,750,000	2,021,409
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,282,168
Fremont Union High School District GO, 5.00%, 8/1/35(4)	2,000,000	2,288,628
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,363,245
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,729,671
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,502,839
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,076,950
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,447,802
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/36	615,000	617,901
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/41	2,535,000	2,442,925
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/46	2,055,000	1,894,755
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	500,537
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(2)	7,435,000	7,537,130

	Principal Amount	Value
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(2)	$1,000,000	$1,035,194
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(2)	6,000,000	6,321,254
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(2)	2,000,000	2,152,803
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27(2)	7,960,000	8,568,154
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)(2)	3,000,000	2,838,530
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(3)	8,930,000	7,781,991
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	2,750,000	2,767,036
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,011,294
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,005,076
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,331,481
Hayward Unified School District GO, 4.00%, 8/1/43 (BAM)	4,520,000	4,361,224
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AGM)	7,235,000	7,724,832
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	4,538,838
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	487,851
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	443,348
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	580,771
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,059,490
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/38	4,075,000	4,350,192
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/36 (AGM)(3)	700,000	700,631
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/41 (AGM)(3)	900,000	884,706
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,533,557
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	523,245
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	248,574
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	529,312
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	528,491
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	317,524
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	902,381
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	522,145
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,674,745
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,767,569
Irvine Special Assessment, (Reassessment District No. 15-1), 5.00%, 9/2/26	1,500,000	1,566,774
Irvine Special Tax, (Community Facilities District No. 2013-3), 5.00%, 9/1/39	1,000,000	1,005,643
Irvine Special Tax, (Community Facilities District No. 2013-3), 5.00%, 9/1/49	1,480,000	1,483,569
Irvine Facilities Financing Authority Rev., (Irvine), 5.25%, 5/1/43	2,500,000	2,592,091
Irvine Unified School District Special Tax, 4.00%, 9/1/34	2,285,000	2,254,323
Irvine Unified School District Special Tax, 4.00%, 9/1/35	995,000	968,529
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,503,823
Irvine Unified School District Special Tax, 4.00%, 9/1/38	2,720,000	2,512,639
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/23	1,130,000	1,130,000
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/25	1,325,000	1,352,393

	Principal Amount	Value
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/26	$635,000	$656,837
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/29	360,000	382,882
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/31	345,000	365,047
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/33	395,000	416,091
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 4.00%, 9/1/37	570,000	536,302
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 4.00%, 9/1/40	685,000	621,265
Irvine Unified School District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/29	1,910,000	2,018,829
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	625,000
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	690,223
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,015,422
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,136,753
Kern Community College District GO, 5.00%, 8/1/39	2,000,000	2,279,797
Kern Community College District GO, 5.00%, 8/1/40	1,000,000	1,134,691
La Mesa-Spring Valley School District GO, 4.00%, 8/1/42	350,000	349,762
La Mesa-Spring Valley School District GO, 4.00%, 8/1/43	335,000	333,471
La Mesa-Spring Valley School District GO, 5.00%, 8/1/47	1,250,000	1,326,611
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24, Prerefunded at 100% of Par(2)	4,265,000	4,343,714
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	440,775
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	618,050
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/36	930,000	872,530
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/41	785,000	694,431
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	1,997,176
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	1,735,247
Long Beach CA Harbor Rev., 5.00%, 5/15/39	1,310,000	1,340,227
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,389,662
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,517,619
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	810,110
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	608,496
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,257,895
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,621,560
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,302,655
Long Beach Unified School District GO, 5.00%, 8/1/32	3,985,000	4,230,366
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,350,484
Los Angeles Community College District GO, 5.00%, 8/1/24	19,000,000	19,339,158
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,231,098
Los Angeles Community College District GO, 4.00%, 8/1/39	10,000,000	9,935,987
Los Angeles Community Facilities District Special Tax, 4.00%, 9/1/38	1,000,000	905,718
Los Angeles County Community Facilities District No. 2021-01 Special Tax, 5.00%, 9/1/42	1,800,000	1,793,452

	Principal Amount	Value
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 6/1/25	$10,000,000	$10,336,441
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	5,000,000	5,504,588
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/23	2,855,000	2,858,800
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26	2,700,000	2,802,817
Los Angeles Department of Airports Rev., 5.00%, 5/15/29, Prerefunded at 100% of Par(2)	1,565,000	1,748,860
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,456,619
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,347,194
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,610,401
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	5,553,220
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	935,000	1,017,618
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	2,545,000	2,558,264
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	10,265,000	11,204,909
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,520,000	1,687,125
Los Angeles Department of Airports Rev., 5.00%, 5/15/41	1,250,000	1,382,677
Los Angeles Department of Airports Rev., 5.00%, 5/15/42	1,000,000	1,100,778
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,274,146
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,297,124
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,108,333
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	6,594,679
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,000,000	1,055,357
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,300,000	1,307,580
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/43	8,150,000	8,933,392
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/31	10,000,000	11,607,883
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 2.85%, 9/7/23 (SBBPA: Barclays Bank PLC)	500,000	500,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,575,937
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	7,895,000	8,013,146
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/41	3,470,000	3,876,408
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/42	3,960,000	4,388,363
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	7,480,000	7,817,108
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	1,790,000	1,983,629
Los Angeles Unified School District COP, 5.00%, 10/1/25	730,000	755,577
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,975,000	6,069,296
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,644,892
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	3,606,748
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,064,599
Los Angeles Unified School District GO, 5.25%, 7/1/47	4,000,000	4,414,620
Los Angeles Wastewater System Rev., 5.00%, 6/1/31	3,700,000	3,820,556
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,634,451
Los Angeles Wastewater System Rev., 5.00%, 6/1/41	3,000,000	3,302,130
Los Gatos-Saratoga Joint High School District GO, 4.00%, 8/1/44	10,000,000	9,791,678

	Principal Amount	Value
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	$5,905,000	$4,802,883
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	1,000,000	1,004,638
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	2,100,000	2,082,849
Menifee Union School District GO, 4.00%, 8/1/46	5,000,000	4,853,086
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/36	500,000	471,904
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/41	800,000	701,630
Metropolitan Water District of Southern California Rev., 4.00%, 10/1/24	4,070,000	4,110,652
Metropolitan Water District of Southern California Rev., 4.00%, 10/1/25	2,000,000	2,034,332
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	1,600,000	1,862,007
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/36	1,700,000	1,955,140
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/36	1,175,000	1,326,294
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/37	1,000,000	1,137,856
Metropolitan Water District of Southern California Rev., VRN, 4.20%, (MUNIPSA plus 0.14%), 7/1/47	6,000,000	5,997,119
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/30	2,505,000	2,671,662
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	4,095,000	4,367,578
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,396,889
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,487,498
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/36	750,000	705,751
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/41	1,625,000	1,439,289
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/46	2,230,000	1,855,575
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33	4,135,000	4,488,268
Mountain View-Whisman School District GO, 4.25%, 9/1/45	5,750,000	5,792,997
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,220,546
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	7,176,810
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,402,132
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	1,693,253
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	780,023
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	759,146
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	759,146
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	759,146
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,012,194

	Principal Amount	Value
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	$1,500,000	$1,518,292
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,750,000	1,771,340
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	2,085,000	2,110,425
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/33	2,850,000	2,897,255
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/34	1,500,000	1,522,713
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	1,786,942
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	250,790
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,305,279
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,512,565
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,765,101
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,008,461
North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.25%, 12/1/42	3,250,000	3,582,844
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	17,300,000	17,274,711
Northern California Power Agency Rev., 5.00%, 7/1/24	500,000	506,870
Northern California Power Agency Rev., 5.00%, 7/1/25	2,000,000	2,066,331
Northern California Power Agency Rev., 5.00%, 7/1/26	2,250,000	2,373,513
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,050,504
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,050,491
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	1,948,315
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,833,812
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	1,880,539
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,400,261
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,214,575
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	670,283
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	60,000
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	314,243
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	323,837
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	340,166
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	231,491
Ontario Montclair School District GO, 4.00%, 8/1/48	3,000,000	2,890,713
Ontario Montclair School District GO, 4.00%, 8/1/48	9,255,000	8,876,563
Orange County Special Assessment, (Reassessment District No. 17-1R), 3.00%, 9/2/25	285,000	281,697
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/26	600,000	631,598

	Principal Amount	Value
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/28	$600,000	$656,956
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/30	875,000	955,647
Orange County Airport Rev., 5.00%, 7/1/24(2)	1,470,000	1,491,278
Orange County Airport Rev., 5.00%, 7/1/25(2)	1,000,000	1,032,447
Orange County Airport Rev., 5.00%, 7/1/26(2)	1,000,000	1,052,674
Orange County Community Facilities District Special Tax, 5.00%, 8/15/37	1,300,000	1,341,499
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.00%, 8/15/35	975,000	994,326
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/29	2,000,000	2,070,534
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/30	2,220,000	2,297,971
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/32	2,575,000	2,663,817
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,698,251
Orange County Transportation Authority Rev., 4.00%, 10/15/24(2)	22,145,000	22,364,244
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,029,954
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	2,104,471
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,021,191
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	3,732,567
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,532,255
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,527,375
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,010,585
Oxnard School District GO, 5.00%, 8/1/41 (BAM)	1,000,000	1,111,497
Oxnard School District GO, 5.00%, 8/1/44 (BAM)	1,190,000	1,309,730
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(2)	3,750,000	3,884,601
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	373,180
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,275,749
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,196,861
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,287,614
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	658,637
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	485,331
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	740,285
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,118,657
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,402,810
Palomar Health GO, Capital Appreciation, 7.00%, 8/1/38 (AGC)	3,330,000	3,819,574
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,400,674
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,189,481
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	4,690,658

	Principal Amount	Value
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	$4,080,000	$4,106,937
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	1,836,752
Pasadena Area Community College District GO, 5.00%, 8/1/48	5,820,000	6,293,920
Pasadena Unified School District GO, 5.00%, 8/1/29	2,700,000	3,026,837
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,154,917
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	866,735
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	326,953
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	469,827
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	589,177
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,288,385
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/41	3,625,000	3,964,102
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,136,775
Pleasanton Unified School District GO, 4.00%, 8/1/42	3,280,000	3,256,263
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	870,000	963,406
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/38(1)	2,000,000	1,064,650
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,201,038
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,630,000	1,713,823
Rancho Santa Fe Community Services District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/27	1,500,000	1,561,853
Ravenswood City School District GO, 5.25%, 8/1/45 (AGM)	3,375,000	3,671,008
Redwood City School District GO, 5.00%, 8/1/38	200,000	227,526
Redwood City School District GO, 5.00%, 8/1/39	250,000	282,945
Redwood City School District GO, 5.00%, 8/1/40	350,000	393,691
Redwood City School District GO, 5.00%, 8/1/41	630,000	705,807
Redwood City School District GO, 5.00%, 8/1/42	700,000	780,411
Redwood City School District GO, 5.00%, 8/1/43	525,000	584,129
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,180,750
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,371,987
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,106,574
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	6,000,000	6,956,874
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.00%, 9/1/23	12,300,000	12,300,000
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/46 (BAM)(1)	1,000,000	330,246
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/47 (BAM)(1)	1,175,000	367,378
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	705,634
Riverside County Rev., 3.70%, 10/19/23	3,250,000	3,251,730
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	2,500,000	2,382,960
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)(2)	465,000	400,625
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	535,000	438,345
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	754,623

	Principal Amount	Value
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	$1,555,000	$1,126,745
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,689,120
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,524,165
Riverside Sewer Rev., 5.00%, 8/1/28	1,935,000	2,008,848
Riverside Sewer Rev., 5.00%, 8/1/29	1,330,000	1,381,094
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,092,636
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,519,687
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	7,874,600
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/36	1,000,000	1,031,639
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/37	1,100,000	1,124,975
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	1,000,000	1,018,313
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	764,498
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,110,126
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,073,553
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,447,644
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	995,000	1,036,841
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,245,000	1,295,986
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,045,000	1,086,166
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/40	1,260,000	1,276,476
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	325,876
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/41	390,000	345,429
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,763,040
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,350,955
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/25	450,000	432,299
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/27	570,000	566,598
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/29	710,000	704,285
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/30	265,000	261,850
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/31	220,000	217,296
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/32	315,000	310,282
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/34	560,000	546,684
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/36	660,000	621,677
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/41	1,000,000	887,903
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,573,301

	Principal Amount	Value
Sacramento County Airport System Rev., 5.00%, 7/1/34	$1,000,000	$1,083,255
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,077,377
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 4.00%, 11/1/25	22,140,000	22,544,582
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	805,000	819,457
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,018,260
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	2,000,000	2,076,802
Sacramento Municipal Utility District Rev., 5.00%, 8/15/26	6,500,000	6,880,845
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	1,300,000	1,407,678
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	6,500,000	7,038,388
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,329,606
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,500,000	1,662,008
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	4,000,000	4,432,021
Sacramento Municipal Utility District Rev., 5.00%, 8/15/36	7,465,000	8,383,519
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,404,207
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	3,220,000	3,426,802
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,052,616
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/23	450,000	450,599
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/24	750,000	765,181
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/25	1,050,000	1,092,144
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/26	825,000	877,223
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/27	625,000	679,624
San Bernardino Community College District GO, Capital Appreciation, 6.375%, 8/1/34	17,240,000	17,696,903
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,352,867
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,315,426
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	703,830
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,076,736
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	911,606
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,072,142
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	748,978
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,064,147
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,067,483
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,000,000	3,014,608
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/38	1,300,000	1,493,328
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	5,414,449
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,463,886
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,596,619
San Diego County Water Authority Rev., 5.00%, 5/1/28	3,000,000	3,300,429
San Diego County Water Authority Rev., 4.00%, 5/1/34	1,900,000	2,037,768
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	10,576,426
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/39	1,800,000	2,011,071

	Principal Amount	Value
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	$5,000,000	$5,386,920
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.25%, 8/1/48	6,250,000	6,943,078
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,000,000
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	250,000
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	500,543
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,423,811
San Diego Unified School District GO, 4.00%, 7/1/47	6,000,000	5,764,859
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/39(1)	1,410,000	691,760
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	5,000,000	5,544,614
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	7,425,000	7,227,658
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,550,636
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/39	6,000,000	6,435,622
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,419,059
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.25%, 10/1/42	1,000,000	1,131,429
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 4.00%, 10/1/48	2,485,000	2,582,351
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	431,872
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	559,099
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	376,372
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	407,184
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,088,357
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/48	7,000,000	7,798,377
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	842,739
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,546,729
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	6,809,000	7,021,117
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/35	1,730,000	1,769,887
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/36	1,400,000	1,416,903
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	935,461
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,270,000	3,308,615
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	5,000,000	4,945,395
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/47	5,000,000	5,467,731

	Principal Amount	Value
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	$150,000	$141,994
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/39	225,000	203,894
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/41	525,000	464,428
San Luis Obispo County Financing Authority Rev., (San County Luis Obispo), 5.50%, 11/15/47	4,000,000	4,366,824
San Mateo Foster City Public Financing Authority Rev., (Estero Municipal Improvement District), 5.00%, 8/1/25	3,940,000	4,085,128
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,176,862
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,143,227
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,082,652
San Mateo Foster City School District GO, 5.00%, 8/1/40	1,000,000	1,114,458
San Mateo Foster City School District GO, 5.00%, 8/1/41	1,150,000	1,275,014
San Mateo Foster City School District GO, 4.00%, 8/1/42	1,000,000	1,004,878
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	791,052
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,378,885
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,353,855
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,691,080
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	943,565
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	937,203
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,249,348
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,082,947
Santa Clara Valley Water District Safe Clean Water COP, 5.00%, 12/1/26	2,000,000	2,127,705
Santa Clarita Community College District GO, 5.25%, 8/1/45	3,000,000	3,294,144
Santa Clarita Community College District GO, 5.25%, 8/1/48	3,500,000	3,822,750
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,545,304
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,002,766
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/40	1,000,000	1,016,046
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	1,920,000	2,123,585
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	2,225,000	2,456,062
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,303,231
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,088,795
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,063,019
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	619,853
Sierra Joint Community College District GO, 4.00%, 8/1/48	4,000,000	3,884,274
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,418,292

	Principal Amount	Value
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	$1,100,000	$1,158,933
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,397,713
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)(2)	15,000	16,587
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	476,153
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)(2)	70,000	77,407
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,200,753
South Bayside Waste Management Authority Rev., 5.00%, 9/1/39 (AGM)	2,450,000	2,595,360
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)(2)	80,000	88,466
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/37	1,935,000	2,167,277
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/38	1,400,000	1,555,119
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,148,304
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,033,993
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,211,410
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,425,228
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	864,459
Southern California Public Power Authority Rev., 5.00%, 7/1/30	25,000,000	25,145,767
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,390,099
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,337,232
State Center Community College District GO, 5.00%, 8/1/47	6,000,000	6,518,464
State of California GO, 5.00%, 11/1/23	2,875,000	2,883,737
State of California GO, 5.00%, 12/1/26	1,045,000	1,048,965
State of California GO, 5.00%, 4/1/27	1,250,000	1,339,805
State of California GO, 4.00%, 11/1/27	2,000,000	2,082,959
State of California GO, 5.00%, 11/1/27	13,005,000	13,042,877
State of California GO, 5.00%, 9/1/28	10,000,000	10,992,594
State of California GO, 5.00%, 11/1/28	5,000,000	5,511,872
State of California GO, 5.00%, 11/1/29	2,625,000	2,631,527
State of California GO, 5.00%, 4/1/30	2,500,000	2,771,778
State of California GO, 5.00%, 4/1/31	1,350,000	1,497,890
State of California GO, 5.00%, 9/1/31	3,685,000	4,252,467
State of California GO, 5.00%, 11/1/31	7,435,000	8,012,915
State of California GO, 5.00%, 4/1/32	3,000,000	3,327,851
State of California GO, 4.00%, 3/1/37	10,100,000	10,350,806
State of California GO, 5.00%, 4/1/37	5,000,000	5,041,394
State of California GO, 4.00%, 3/1/38	5,000,000	5,087,249
State of California GO, 5.00%, 4/1/38	3,500,000	3,790,314
State of California GO, 4.00%, 10/1/39	7,500,000	7,597,742
State of California GO, 5.00%, 9/1/41	4,000,000	4,389,207

	Principal Amount	Value
State of California GO, 4.00%, 10/1/41	$6,595,000	$6,625,577
State of California GO, 4.00%, 4/1/42	7,500,000	7,505,266
State of California GO, 4.00%, 9/1/42	1,000,000	1,000,752
State of California GO, 5.00%, 9/1/42	2,025,000	2,144,989
State of California GO, 5.25%, 10/1/45	1,430,000	1,602,904
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,083,142
State of California Department of Water Resources Rev., 5.00%, 12/1/28	3,000,000	3,338,070
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,435,000
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	750,000	751,670
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	1,500,000	1,503,341
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,107,025
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,289,999
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,516,891
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,014,155
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,093,471
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,093,682
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	655,000
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,573,177
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	1,887,559
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	1,914,598
Sunnyvale School District GO, 5.00%, 9/1/48	2,800,000	3,003,730
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	534,293
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,234,704
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	818,311
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	801,999
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,092,740
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	440,992
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,672,650
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/36	1,595,000	1,657,773
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,313,880
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/24	435,000	439,808
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/26	1,185,000	1,215,687

	Principal Amount	Value
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/28	$1,310,000	$1,362,205
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	800,000	852,155
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	1,440,000	1,505,801
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	750,000	776,106
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/32	1,000,000	1,058,904
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	815,000	852,440
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/34	300,000	312,683
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	300,000	310,030
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/37	700,000	725,607
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	320,000	324,009
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/39	1,000,000	1,028,716
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	340,319
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	600,681
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	450,529
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	770,241
Tulare Local Health Care District GO, 4.00%, 8/1/31 (BAM)	1,245,000	1,292,961
Tulare Local Health Care District GO, 4.00%, 8/1/32 (BAM)	690,000	711,507
Tulare Local Health Care District GO, 4.00%, 8/1/34 (BAM)	1,550,000	1,583,019
Tulare Local Health Care District GO, 4.00%, 8/1/35 (BAM)	650,000	656,924
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,031,657
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,031,918
University of California Rev., 4.00%, 5/15/26	2,415,000	2,470,978
University of California Rev., 5.00%, 5/15/35(4)	15,000,000	17,661,429
University of California Rev., 5.00%, 5/15/43	10,000,000	11,175,354
University of California Rev., 4.00%, 5/15/46	13,465,000	13,237,311
University of California Rev., VRDN, 2.92%, 9/1/23	22,500,000	22,500,000
University of California Rev., VRDN, 3.00%, 9/1/23	2,525,000	2,525,000
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,115,771
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,575,486
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,540,740

	Principal Amount	Value
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	$1,000,000	$938,494
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	782,236
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,523,944
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	2,000,000	2,031,925
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	3,000,000	3,047,888
West Valley-Mission Community College District GO, 5.00%, 8/1/38	1,000,000	1,117,238
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	1,200,000	1,150,573
Western Placer Waste Management Authority Rev., 4.00%, 6/1/42	4,770,000	4,698,796
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,709,346
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,205,039
Whittier Union High School District GO, 4.00%, 8/1/43(4)	2,000,000	1,977,376
Whittier Union High School District GO, 4.00%, 8/1/46(4)	4,000,000	3,911,283
Yorba Linda Water District Public Financing Corp. Rev., 5.00%, 10/1/47	3,600,000	3,894,565
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,662,159
		2,032,917,851
Guam — 0.1%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	351,806
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	353,305
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	508,823
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	924,430
		2,138,364
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $2,072,598,727)		2,035,056,215
OTHER ASSETS AND LIABILITIES — (0.3)%		(5,764,855)
TOTAL NET ASSETS — 100.0%		$2,029,291,360

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	615	December 2023	$68,284,219	$578,277
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corporation
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
BAM-TCRS	–	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
MUNIPSA	–	SIFMA Municipal Swap Index
NATL	–	National Public Finance Guarantee Corporation
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $79,225,684, which represented 3.9% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

AUGUST 31, 2023
Assets
Investment securities, at value (cost of $2,072,598,727)	$2,035,056,215
Cash	6,497
Deposits with broker for futures contracts	1,230,000
Receivable for investments sold	180,000
Receivable for capital shares sold	1,822,381
Receivable for variation margin on futures contracts	443,928
Interest receivable	22,959,223
2,061,698,244

Liabilities
Payable for investments purchased	27,857,795
Payable for capital shares redeemed	3,162,317
Accrued management fees	554,826
Distribution and service fees payable	7,123
Dividends payable	824,823
32,406,884

Net Assets	$2,029,291,360

Net Assets Consist of:
Capital paid in	$2,115,071,417
Distributable earnings (loss)	(85,780,057)
$2,029,291,360

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$672,918,208	61,125,696	$11.01
I Class	$1,005,299,142	91,298,399	$11.01
Y Class	$331,732,670	30,124,524	$11.01
A Class	$15,071,429	1,368,267	$11.01
C Class	$4,269,911	387,544	$11.02
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.53 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED AUGUST 31, 2023
Investment Income (Loss)
Income:
Interest	$63,711,283

Expenses:
Management fees	6,735,641
Distribution and service fees:
A Class	43,701
C Class	42,807
Trustees' fees and expenses	136,068
Other expenses	41,376
6,999,593

Net investment income (loss)	56,711,690

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(27,032,750)
Futures contract transactions	(5,460,445)
(32,493,195)

Change in net unrealized appreciation (depreciation) on:
Investments	4,264,720
Futures contracts	556,003
4,820,723

Net realized and unrealized gain (loss)	(27,672,472)

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,039,218

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2023 AND AUGUST 31, 2022
Increase (Decrease) in Net Assets	August 31, 2023	August 31, 2022
Operations
Net investment income (loss)	$56,711,690	$43,826,934
Net realized gain (loss)	(32,493,195)	(16,299,572)
Change in net unrealized appreciation (depreciation)	4,820,723	(183,753,943)
Net increase (decrease) in net assets resulting from operations	29,039,218	(156,226,581)

Distributions to Shareholders
From earnings:
Investor Class	(18,903,744)	(17,479,326)
I Class	(28,398,013)	(21,515,755)
Y Class	(8,847,294)	(5,848,908)
A Class	(414,709)	(386,787)
C Class	(69,398)	(64,625)
Decrease in net assets from distributions	(56,633,158)	(45,295,401)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(2,449,361)	116,945,143

Net increase (decrease) in net assets	(30,043,301)	(84,576,839)

Net Assets
Beginning of period	2,059,334,661	2,143,911,500
End of period	$2,029,291,360	$2,059,334,661

See Notes to Financial Statements.

Notes to Financial Statements

AUGUST 31, 2023

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended August 31, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended August 31, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $74,135,000 and $38,240,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended August 31, 2023 were $1,617,246,531 and $1,590,511,173, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2023		Year ended August 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	10,517,840	$116,427,234	12,725,712	$146,882,262
Issued in reinvestment of distributions	1,511,125	16,735,862	1,319,466	15,401,092
Redeemed	(18,868,507)	(208,948,662)	(20,772,791)	(239,774,621)
	(6,839,542)	(75,785,566)	(6,727,613)	(77,491,267)
I Class
Sold	59,442,552	655,531,156	72,052,480	823,343,674
Issued in reinvestment of distributions	2,504,949	27,742,808	1,794,168	20,901,619
Redeemed	(62,907,875)	(690,960,213)	(57,491,895)	(657,077,602)
	(960,374)	(7,686,249)	16,354,753	187,167,691
Y Class
Sold	19,258,477	212,428,762	11,625,622	133,624,137
Issued in reinvestment of distributions	212,891	2,360,905	46,792	542,969
Redeemed	(11,981,302)	(132,245,232)	(10,451,668)	(120,129,573)
	7,490,066	82,544,435	1,220,746	14,037,533
A Class
Sold	393,609	4,347,983	337,103	3,973,088
Issued in reinvestment of distributions	35,243	390,708	31,225	364,960
Redeemed	(540,226)	(5,961,271)	(761,379)	(8,727,322)
	(111,374)	(1,222,580)	(393,051)	(4,389,274)
C Class
Sold	57,702	640,743	24,610	288,294
Issued in reinvestment of distributions	6,243	69,221	5,478	64,163
Redeemed	(91,618)	(1,009,365)	(233,274)	(2,731,997)
	(27,673)	(299,401)	(203,186)	(2,379,540)
Net increase (decrease)	(448,897)	$(2,449,361)	10,251,649	$116,945,143

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$2,035,056,215	—
Other Financial Instruments
Futures Contracts	$578,277	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $68,752,307 futures contracts purchased.

The value of interest rate risk derivative instruments as of August 31, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $443,928 in receivable for variation margin on futures contracts.* For the year ended August 31, 2023, the effect of interest rate risk derivative instruments on the Statement of Operations was $(5,460,445) in net realized gain (loss) on futures contract transactions and $556,003 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2023 and August 31, 2022 were as follows:

	2023	2022
Distributions Paid From
Exempt income	$56,633,158	$43,826,107
Long-term capital gains	—	$1,469,294

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$2,072,602,342
Gross tax appreciation of investments	$14,119,976
Gross tax depreciation of investments	(51,666,103)
Net tax appreciation (depreciation) of investments	(37,546,127)
Net tax appreciation (depreciation) on derivatives	—
Net tax appreciation (depreciation)	$(37,546,127)
Undistributed exempt income	$1,502
Accumulated short-term capital losses	$(26,241,061)
Accumulated long-term capital losses	$(21,994,371)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains (losses) on futures contracts.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023	$11.14	0.29	(0.13)	0.16	(0.29)	—	(0.29)	$11.01	1.46%	0.47%	2.62%	79%	$672,918
2022	$12.28	0.23	(1.13)	(0.90)	(0.23)	(0.01)	(0.24)	$11.14	(7.38)%	0.46%	2.00%	69%	$757,454
2021	$12.17	0.26	0.11	0.37	(0.26)	—	(0.26)	$12.28	3.04%	0.46%	2.10%	30%	$917,539
2020	$12.23	0.27	(0.04)	0.23	(0.27)	(0.02)	(0.29)	$12.17	1.93%	0.47%	2.26%	40%	$887,525
2019	$11.69	0.30	0.55	0.85	(0.30)	(0.01)	(0.31)	$12.23	7.29%	0.47%	2.56%	54%	$1,158,927
I Class
2023	$11.15	0.31	(0.14)	0.17	(0.31)	—	(0.31)	$11.01	1.57%	0.27%	2.82%	79%	$1,005,299
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.19)%	0.26%	2.20%	69%	$1,028,424
2021	$12.17	0.28	0.12	0.40	(0.28)	—	(0.28)	$12.29	3.33%	0.26%	2.30%	30%	$932,636
2020	$12.23	0.30	(0.04)	0.26	(0.30)	(0.02)	(0.32)	$12.17	2.05%	0.27%	2.46%	40%	$838,639
2019	$11.70	0.32	0.55	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.59%	0.27%	2.76%	54%	$734,197
Y Class
2023	$11.15	0.32	(0.14)	0.18	(0.32)	—	(0.32)	$11.01	1.60%	0.24%	2.85%	79%	$331,733
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.16)%	0.23%	2.23%	69%	$252,327
2021	$12.18	0.29	0.11	0.40	(0.29)	—	(0.29)	$12.29	3.37%	0.23%	2.33%	30%	$263,120
2020	$12.23	0.30	(0.03)	0.27	(0.30)	(0.02)	(0.32)	$12.18	2.17%	0.24%	2.49%	40%	$252,098
2019	$11.70	0.33	0.54	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.53%	0.24%	2.79%	54%	$11,228

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023	$11.15	0.26	(0.14)	0.12	(0.26)	—	(0.26)	$11.01	1.12%	0.72%	2.37%	79%	$15,071
2022	$12.29	0.20	(1.13)	(0.93)	(0.20)	(0.01)	(0.21)	$11.15	(7.60)%	0.71%	1.75%	69%	$16,499
2021	$12.18	0.23	0.11	0.34	(0.23)	—	(0.23)	$12.29	2.79%	0.71%	1.85%	30%	$23,015
2020	$12.24	0.24	(0.04)	0.20	(0.24)	(0.02)	(0.26)	$12.18	1.68%	0.72%	2.01%	40%	$20,507
2019	$11.70	0.27	0.55	0.82	(0.27)	(0.01)	(0.28)	$12.24	7.11%	0.72%	2.31%	54%	$21,617
C Class
2023	$11.15	0.18	(0.13)	0.05	(0.18)	—	(0.18)	$11.02	0.45%	1.47%	1.62%	79%	$4,270
2022	$12.29	0.12	(1.13)	(1.01)	(0.12)	(0.01)	(0.13)	$11.15	(8.30)%	1.46%	1.00%	69%	$4,631
2021	$12.18	0.14	0.10	0.24	(0.13)	—	(0.13)	$12.29	2.02%	1.46%	1.10%	30%	$7,603
2020	$12.24	0.15	(0.04)	0.11	(0.15)	(0.02)	(0.17)	$12.18	0.92%	1.47%	1.26%	40%	$11,531
2019	$11.70	0.18	0.55	0.73	(0.18)	(0.01)	(0.19)	$12.24	6.22%	1.47%	1.56%	54%	$14,457

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of the California Intermediate-Term Tax-Free Bond Fund and the Board of Trustees of American Century California Tax-Free and Municipal Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California Intermediate-Term Tax-Free Bond Fund (the “Fund”), one of the funds constituting the American Century California Tax-Free and Municipal Funds, as of August 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, as of August 31, 2023, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended August 31, 2021, were audited by other auditors, whose report, dated October 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2023

We have served as the auditor of one or more American Century investment companies since 1997.

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Jeremy I. Bulow, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Jonathan S. Thomas is 3945 Freedom Circle, Suite #800, Santa Clara, California 95054. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee and Board Chair	Since 2011 (Board Chair since 2022)	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	32	Kirby Corporation; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	82	None
Jennifer Cabalquinto (1968)	Trustee	Since 2021	Chief Financial Officer, EMPIRE (digital media distribution) (2023 to present); Chief Financial Officer, 2K (interactive entertainment) (2021 to 2023); Special Advisor, GSW Sports, LLC (2020 to 2021); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	32	Sabio Holdings, Inc.
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present)	32	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	32	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	32	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	32	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	147	None
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present). Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $56,633,158 as exempt interest dividends for the fiscal year ended August 31, 2023.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90327 2310

Annual Report

August 31, 2023

California Tax-Free Money Market Fund
Investor Class (BCTXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2023. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Municipal Bonds Edged Higher Amid Ongoing Challenges

Elevated inflation, aggressive Federal Reserve (Fed) tightening, rising interest rates and economic uncertainty weighed on fixed-income markets to varying degrees during the 12-month period. Municipal bond (muni) investors also grappled with asset class outflows and the impact of slowing revenues on city and state coffers. Nevertheless, munis overcame the persistent challenges and delivered modest gains for the period.

After enduring steady gains in inflation and a fast-paced series of Fed rate hikes, the fixed-income market backdrop began improving in late 2022. That sentiment persevered alongside growing expectations for the Fed to change course. The magnitude of Fed tightening led to heightened recession risk, which prompted speculation about potential rate cuts. The collapse of three U.S. regional banks in March and April further fueled recession fears and rate-cut anticipation. Meanwhile, healthy municipal bond market credit trends and resilient state revenues helped support munis and slow outflows.

Markets grew more cautious in the final months of the reporting period. After pausing in June, the Fed resumed its rate-hike campaign in July and warned persistent above-target inflation may require more tightening. Rate-cut hopes evaporated, as investors conceded rates likely would remain higher for longer. Additionally, most states faced slowing revenue growth, largely due to lower tax receipts and waning support from pandemic-era government spending programs.

Overall, munis advanced for the period and outperformed U.S. Treasuries, which declined. Investment-grade municipal bonds outpaced their high-yield counterparts, while California munis fared better than national municipal bonds.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Performance

Total Returns as of August 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
Investor Class	BCTXX	2.21%	0.80%	0.51%	11/9/83
Fund returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.
3

Fund Characteristics

AUGUST 31, 2023
Yields
7-Day Current Yield	3.41%
7-Day Effective Yield	3.47%

Portfolio at a Glance
Weighted Average Maturity	11 days
Weighted Average Life	18 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	87%
31-90 days	13%
91-180 days	—
More than 180 days	—
4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2023 to August 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
5

	Beginning Account Value 3/1/23	Ending Account Value 8/31/23	Expenses Paid During Period(1) 3/1/23 - 8/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,012.70	$2.54	0.50%
Hypothetical
Investor Class	$1,000	$1,022.69	$2.55	0.50%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
6

Schedule of Investments

AUGUST 31, 2023

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.1%
California — 99.1%
ABAG Finance Authority for Nonprofit Corps. Rev., (California Alumni Association), VRDN, 3.42%, 9/7/23 (LOC: Bank of America N.A.)	$1,000,000	$1,000,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Pathways Home Health and Hospice), VRDN, 3.15%, 9/7/23 (LOC: U.S. Bank N.A.)	1,180,000	1,180,000
California Educational Facilities Authority Rev., (California Institute of Technology), VRDN, 2.80%, 9/7/23	500,000	500,000
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 4.11%, 9/7/23 (LOC: Bank of Stockton and FHLB)	1,995,000	1,995,000
California Health Facilities Financing Authority, 3.23%, 9/6/23	2,000,000	2,000,000
California Housing Finance Agency Rev., (Mission Gardens Affordable LP), VRDN, 4.00%, 9/7/23 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,920,000	1,920,000
California Housing Finance Agency Rev., (Montecito Village Affordable LP), VRDN, 4.00%, 9/7/23 (LIQ FAC: FHLMC)	1,615,000	1,615,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 4.05%, 9/7/23 (LOC: Wells Fargo Bank N.A.)	275,000	275,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 4.13%, 9/7/23 (LOC: Bank of the West and BMO Harris Bank N.A.)	580,000	580,000
California Infrastructure & Economic Development Bank Rev., VRDN, 4.13%, 9/7/23 (LOC: MUFG Union Bank N.A.)	1,300,000	1,300,000
California Municipal Finance Authority Rev., (Garden Grove Pacific Associates A California LP), VRDN, 2.82%, 9/7/23 (LOC: FHLB)	150,000	150,000
California Municipal Finance Authority Rev., (Pacific Meadows Senior Housing LP), VRDN, 4.05%, 9/7/23 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,850,000	1,850,000
California Pollution Control Financing Authority Rev., (Big Bear Disposal, Inc.), VRDN, 3.00%, 9/7/23 (LOC: MUFG Union Bank N.A.)	900,000	900,000
California Statewide Communities Development Authority, 3.35%, 9/20/23	2,000,000	2,000,000
California Statewide Communities Development Authority Rev., (Marvin & Bebe L Zigman), VRDN, 2.74%, 9/7/23 (LOC: Wells Fargo Bank N.A.)	800,000	800,000
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), VRDN, 2.65%, 9/1/23 (LOC: Wells Fargo Bank N.A.)	3,175,000	3,175,000
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), VRDN, 3.00%, 9/7/23 (LOC: Northern Trust Company)	200,000	200,000
California Statewide Communities Development Authority Rev., (Southside Brookshore Associates LP), VRDN, 4.12%, 9/7/23 (LOC: East West Bank and FHLB)	7,290,000	7,290,000
Irvine Ranch Water District Special Assessment, VRDN, 2.54%, 9/1/23 (LOC: U.S. Bank N.A.)	600,000	600,000
Irvine Ranch Water District Special Assessment, VRN, 4.11%, (MUNIPSA plus 0.05%), 10/1/37	5,000,000	5,000,000
Los Angeles County Capital Asset Leasing Corp., 3.20%, 9/6/23 (LOC: U.S. Bank N.A.)	2,000,000	2,000,000
Los Angeles Department of Water & Power System Rev., VRDN, 3.00%, 9/1/23 (SBBPA: Bank of America N.A.)	1,700,000	1,700,000
Los Angeles Department of Water & Power System Rev., VRDN, 3.10%, 9/1/23 (SBBPA: Barclays Bank PLC)	300,000	300,000
7

	Principal Amount	Value
Los Angeles Department of Water & Power System Rev., VRDN, 2.80%, 9/7/23 (SBBPA: Barclays Bank PLC)	$2,100,000	$2,100,000
Los Angeles Department of Water & Power Water System Rev., VRDN, 2.56%, 9/1/23 (SBBPA: Barclays Bank PLC)	2,900,000	2,900,000
Mizuho Floater/Residual Trust Rev., VRDN, 4.56%, 10/5/23 (LIQ FAC: Mizuho Capital Markets LLC)(GA: Mizuho Capital Markets LLC)(1)	2,770,000	2,770,000
Mizuho Floater/Residual Trust Rev., VRDN, 4.56%, 10/5/23 (LOC: Mizuho Capital Markets LLC)(1)	3,970,000	3,970,000
Modesto Rev., (VO Associates A California LP), VRDN, 3.35%, 9/7/23 (LOC: FHLMC)(LIQ FAC: FHLMC)	3,270,000	3,270,000
Modesto Rev., (Westdale Commons A California LP), VRDN, 3.17%, 9/7/23 (LOC: FNMA)	1,250,000	1,250,000
Modesto Public Financing Authority Rev., (Modesto), VRDN, 2.80%, 9/7/23 (LOC: Bank of the West and BMO Harris Bank N.A.)	790,000	790,000
Rancho Water District Community Facilities District No. 89-5 Special Tax, VRDN, 3.16%, 9/7/23 (LOC: Wells Fargo Bank N.A.)	2,390,000	2,390,000
RBC Municipal Products, Inc. Trust GO, VRDN, 3.72%, 9/7/23 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	1,000,000	1,000,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 4.06%, 9/7/23 (LOC: Bank of the Sierra and FHLB)	2,220,000	2,220,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.80%, 9/1/23	800,000	800,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.00%, 9/1/23	500,000	500,000
Riverside COP, VRDN, 3.11%, 9/7/23 (LOC: Bank of America N.A.)	400,000	400,000
Riverside County Rev., 3.70%, 10/19/23	2,000,000	2,001,018
Riverside County Housing Authority Rev., (Pacific Inland Communities LLC), VRDN, 2.72%, 9/7/23 (LOC: FNMA)(LIQ FAC: FNMA)	1,755,000	1,755,000
Sacramento Transportation Authority Sales Tax Rev., VRDN, 2.90%, 9/7/23 (LOC: Sumitomo Mitsui Banking Corp.)	2,000,000	2,000,000
San Bernardino County Flood Control District Rev., VRDN, 2.75%, 9/7/23 (LOC: Bank of America N.A.)	315,000	315,000
San Diego Housing Authority Rev., (Park & Market Apartments Obligated Group), VRDN, 3.10%, 9/7/23 (LOC: Bank of America N.A.)	4,200,000	4,200,000
San Francisco City & County Public Utilities Commission Power Rev., 3.05%, 9/7/23 (LOC: Bank of America N.A.)	1,800,000	1,800,000
Santa Clara County Financing Authority Rev., (El Camino Hospital), VRDN, 2.84%, 9/7/23 (LOC: Wells Fargo Bank N.A.)	250,000	250,000
Santa Clara County Financing Authority Rev., (Santa Clara), VRDN, 3.14%, 9/7/23 (LOC: Bank of America N.A.)	500,000	500,000
State of California GO, 3.60%, 10/5/23 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
State of California GO, 3.05%, 10/10/23 (LOC: U.S. Bank N.A.)	3,500,000	3,500,000
State of California GO, VRDN, 2.80%, 9/7/23 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
State of California GO, VRDN, 3.12%, 9/7/23 (LOC: Sumitomo Mitsui Banking Corp.)	300,000	300,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 4.09%, 9/7/23 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,960,000	4,960,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.12%, 9/7/23 (LIQ FAC: Royal Bank of Canada)(1)	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.21%, 9/7/23 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	2,400,000	2,400,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.46%, 9/7/23 (LIQ FAC: Mizuho Capital Markets LLC)(GA: Mizuho Capital Markets LLC)(1)	3,415,000	3,415,000
8

	Principal Amount	Value
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.41%, 10/5/23 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	$2,500,000	$2,500,000
Tender Option Bond Trust Receipts/Certificates Tax Allocation, VRDN, 4.14%, 9/7/23 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	5,190,000	5,190,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Rev., VRDN, 4.26%, 9/7/23 (LIQ FAC: UBS AG)(GA: UBS AG)(1)	5,497,000	5,497,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Rev., VRDN, 4.67%, 9/7/23 (LIQ FAC: UBS AG)(GA: UBS AG)(1)	2,001,000	2,001,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Rev., VRDN, 4.67%, 9/7/23 (LIQ FAC: UBS AG)(GA: UBS AG)(1)	2,760,000	2,760,000
University of California Rev., VRDN, 2.85%, 9/1/23	3,525,000	3,525,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 3.72%, 9/7/23 (LOC: Bank of the West and BMO Harris Bank N.A.)	2,720,000	2,720,000
TOTAL INVESTMENT SECURITIES — 99.1%		118,779,018
OTHER ASSETS AND LIABILITIES — 0.9%		1,100,234
TOTAL NET ASSETS — 100.0%		$119,879,252

NOTES TO SCHEDULE OF INVESTMENTS
COP	–	Certificates of Participation
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $38,963,000, which represented 32.5% of total net assets.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

AUGUST 31, 2023
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$118,779,018
Cash	50,382
Receivable for investments sold	435,000
Receivable for capital shares sold	152,203
Interest receivable	539,673
Other assets	1,525
119,957,801

Liabilities
Payable for capital shares redeemed	23,616
Accrued management fees	49,738
Dividends payable	5,195
78,549

Net Assets	$119,879,252

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	119,874,290

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$119,874,296
Distributable earnings (loss)	4,956
$119,879,252

See Notes to Financial Statements.
10

Statement of Operations

YEAR ENDED AUGUST 31, 2023
Investment Income (Loss)
Income:
Interest	$3,299,473

Expenses:
Management fees	606,565
Trustees' fees and expenses	8,139
614,704

Net investment income (loss)	2,684,769

Net realized gain (loss) on investment transactions	5,554

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,690,323

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2023 AND AUGUST 31, 2022
Increase (Decrease) in Net Assets	August 31, 2023	August 31, 2022
Operations
Net investment income (loss)	$2,684,769	$227,134
Net realized gain (loss)	5,554	—
Net increase (decrease) in net assets resulting from operations	2,690,323	227,134

Distributions to Shareholders
From earnings	(2,684,769)	(227,134)

Capital Share Transactions
Proceeds from shares sold	57,670,089	47,901,399
Proceeds from reinvestment of distributions	2,623,976	222,505
Payments for shares redeemed	(59,907,094)	(56,055,513)
Net increase (decrease) in net assets from capital share transactions	386,971	(7,931,609)

Net increase (decrease) in net assets	392,525	(7,931,609)

Net Assets
Beginning of period	119,486,727	127,418,336
End of period	$119,879,252	$119,486,727

Transactions in Shares of the Fund
Sold	57,670,089	47,901,399
Issued in reinvestment of distributions	2,623,976	222,505
Redeemed	(59,907,094)	(56,055,513)
Net increase (decrease) in shares of the fund	386,971	(7,931,609)

See Notes to Financial Statements.
12

Notes to Financial Statements

AUGUST 31, 2023

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended August 31, 2023 was 0.49%.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $21,850,996 and $25,164,996, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

14

5. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

6. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2023 and August 31, 2022 were as follows:

	2023	2022
Distributions Paid From
Exempt income	$2,684,769	$227,134
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of August 31, 2023, the fund had accumulated long-term gains for federal income tax purposes of $4,956.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2023	$1.00	0.02	—(2)	0.02	(0.02)	—	(0.02)	$1.00	2.21%	0.50%	0.50%	2.18%	2.18%	$119,879
2022	$1.00	—(2)	—	—(2)	—(2)	—	—(2)	$1.00	0.19%	0.28%	0.50%	0.18%	(0.04)%	$119,487
2021	$1.00	—(2)	—(2)	—(2)	—(2)	—	—(2)	$1.00	0.01%	0.11%	0.50%	0.01%	(0.38)%	$127,418
2020	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.53%	0.42%	0.50%	0.55%	0.47%	$134,252
2019	$1.00	0.01	—	0.01	(0.01)	—(2)	(0.01)	$1.00	1.08%	0.50%	0.50%	1.06%	1.06%	$162,022

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of the California Tax-Free Money Market Fund and the Board of Trustees of American Century California Tax-Free and Municipal Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California Tax-Free Money Market Fund (the “Fund”), one of the funds constituting the American Century California Tax-Free and Municipal Funds, as of August 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, as of August 31, 2023, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended August 31, 2021, were audited by other auditors, whose report, dated October 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2023

We have served as the auditor of one or more American Century investment companies since 1997.
17

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Jeremy I. Bulow, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Jonathan S. Thomas is 3945 Freedom Circle, Suite #800, Santa Clara, California 95054. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee and Board Chair	Since 2011 (Board Chair since 2022)	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	32	Kirby Corporation; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	82	None
Jennifer Cabalquinto (1968)	Trustee	Since 2021	Chief Financial Officer, EMPIRE (digital media distribution) (2023 to present); Chief Financial Officer, 2K (interactive entertainment) (2021 to 2023); Special Advisor, GSW Sports, LLC (2020 to 2021); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	32	Sabio Holdings, Inc.
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present)	32	None
18

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	32	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	32	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	32	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	147	None

The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

19

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present). Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

20

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.
21

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its peer group median for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

22

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to the Fund was at the median of the net prospectus expense ratios of the Fund's peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

23

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

24

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $2,684,769 as exempt interest dividends for the fiscal year ended August 31, 2023.

27

Notes
28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90328 2310

(b) None.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells and Peter F. Pervere are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2022: $64,335
FY 2023: $57,950

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2022: $0
FY 2023: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2022: $0
FY 2023: $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2022: $0
FY 2023: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2022: $0
FY 2023: $0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2022: $0
FY 2023: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2022: $0
FY 2023: $0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2022: $50,000
FY 2023: $193,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	October 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	October 26, 2023

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	October 26, 2023